As filed with the Securities and Exchange Commission on November 2, 2015

File No.

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	[ ]

Franklin Value Investors Trust
(Exact Name of Registrant as Specified in Charter)

(650) 312-2000
(Registrant's Area Code and Telephone Number)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of Principal Executive Offices: Number, Street, City, State, and Zip Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, Ca 94403-1906
(Name and Address of Agent for Service)

Copies to:

Bruce G. Leto, Esquire
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered:  Class A, Class C, Class R, and Advisor Class Shares of beneficial interest, no par value, of Franklin Small Cap Value Fund.  No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will become effective on December 2, 2015 pursuant to Rule 488 under the Securities Act of 1933.

[Franklin Templeton Logo]

FRANKLIN ALL CAP VALUE FUND

IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Meeting of Shareholders of the Franklin All Cap Value Fund (the “All Cap Value Fund”) scheduled for March 11, 2016, at 11:00 a.m., Eastern time.  These materials discuss a proposal to be voted on at the meeting and contain a Notice of Special Meeting of Shareholders, a Prospectus/Proxy Statement, and a proxy card.  A proxy card is, in essence, a ballot.  When you complete a proxy card, it tells us how you wish the individual(s) named on your proxy card to vote on important issues relating to the All Cap Value Fund.  If you complete, sign and return a proxy card, we’ll vote your proxy exactly as you tell us.  If you simply sign and return a proxy card without indicating how your shares are to be voted, we’ll vote your proxy FOR the proposal which is in accordance with the Board of Trustees’ recommendations on page 7 of the Prospectus/Proxy Statement.

We urge you to review carefully the proposal in the Prospectus/Proxy Statement.  Then, fill out the proxy card and return it to us so that we know how you would like to vote.  When shareholders return their proxy cards promptly, additional costs of having to conduct additional mailings may be avoided.

PLEASE COMPLETE, SIGN AND RETURN the proxy card you receive.

We welcome your comments.  If you have any questions, call Fund Information at

(800) DIAL BEN® or (800) 342-5236.

TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day.  If your account is eligible, separate instructions are enclosed.

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FRANKLIN ALL CAP VALUE FUND

One Franklin Parkway

San Mateo, CA 94403-1906

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To be held on March 11, 2016

To the Shareholders of the Franklin All Cap Value Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Meeting”) of the Franklin All Cap Value Fund (the “All Cap Value Fund”), a series of the Franklin Value Investors Trust (the “Trust”), will be held at the offices of the All Cap Value Fund’s investment manager, 55 Challenger Road, Ridgefield Park, New Jersey 07660, on March 11, 2016, at 11:00 a.m., Eastern time.  The Meeting is being called for the following purposes:

1.     To approve a Plan of Reorganization (the “Plan”) between the All Cap Value Fund and the Franklin Small Cap Value Fund (the “Small Cap Value Fund”), another series of the Trust, that provides for:  (i) the acquisition of substantially all of the assets of the All Cap Value Fund by the Small Cap Value Fund in exchange solely for shares of the Small Cap Value Fund, (ii) the distribution of such shares to the shareholders of the All Cap Value Fund, and (iii) the complete liquidation and dissolution of the All Cap Value Fund.

2.     To transact such other business as may properly come before the Meeting.

A copy of the form of the Plan, which more completely sets forth the transaction proposed for the All Cap Value Fund, is attached as Exhibit A to the Prospectus/Proxy Statement.

Shareholders of record as of the close of business on December 10, 2015 are entitled to notice of, and to vote at, the Meeting or any adjournment of the Meeting.

By Order of the Board of Trustees,

Steven J. Gray

Secretary

December __, 2015

You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees of the Trust urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope.  It is important that you return your signed proxy card promptly so that a quorum may be ensured at the Meeting.  You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy card, by giving written notice of revocation to the All Cap Value Fund at any time before the proxy is exercised, or by voting in person at the Meeting.  You may also be able to vote by touch-tone telephone by calling the telephone number printed on your proxy card and following the recorded instructions.  In addition, you may also be able to vote through the internet by visiting the website printed on your proxy card and following the online instructions.

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Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will notice that certain terms are capitalized.  The more significant of those capitalized terms are explained in our glossary section at the back of the Prospectus/Proxy Statement.

TABLE OF CONTENTS

Page

Cover Page                                                                                                                               Cover

SUMMARY

What am I being asked to vote upon regarding the Plan?

What will happen if the shareholders approve the Plan?

How will the Transaction affect me?

What are the federal income tax consequences of the Transaction?

How do the distribution and purchase procedures of the Funds compare?

How do the redemption procedures and exchange privileges of the Funds compare?

What is the anticipated timing of the Transaction?

What happens if the Transaction is not approved?

How will shareholder voting be handled?

What is the Board’s recommendation regarding the proposal?

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategy, and policies of the Funds?

How do the principal investment risks of the Funds compare?

What are the distribution and purchase procedures of the Funds?

What are the redemption procedures and exchange privileges of the Funds?

Who manages the Funds?

What are the Funds’ investment management fees?

What are the fees and expenses of each Fund and what might they be after the Transaction?

How do the performance records of the Funds compare?

Where can I find more financial and performance information about the Funds?

What are other key features of the Funds?

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REASONS FOR THE TRANSACTION

INFORMATION ABOUT THE TRANSACTION

How will the Transaction be carried out?

Who will pay the expenses of the Transaction?

What should I know about the Small Cap Value Fund Shares?

What are the capitalizations of the Funds and what might the Small Cap Value Fund’s capitalization be after the Transaction?

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

How do the investment goals, strategies, policies and risks of the Funds compare?

How do the fundamental investment policies, and certain non-fundamental policies of the Funds differ?

What are the principal risk factors associated with investments in the Funds?

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

INFORMATION ABOUT THE FUNDS

FURTHER INFORMATION ABOUT THE FUNDS

VOTING INFORMATION

How many votes are necessary to approve the Plan?

How do I ensure my vote is accurately recorded?

May I revoke my proxy?

What other matters will be voted upon at the Meeting?

Who is entitled to vote?

How will proxies be solicited?

Are there dissenters’ rights?

PRINCIPAL HOLDERS OF SHARES

SHAREHOLDER PROPOSALS

ADJOURNMENT

GLOSSARY

EXHIBITS TO PROSPECTUS/PROXY STATEMENT

A.  Form of Plan of Reorganization

B.  Principal Holders of Securities

C.     Prospectus, dated March 1, 2015, as amended November 2, 2015, of the Franklin Value Investors Trust which includes the Franklin All Cap Value Fund and the Franklin Small Cap Value Fund, as supplemented to date (enclosed)

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PROSPECTUS/PROXY STATEMENT

Dated December __, 2015

Acquisition of Substantially All of the Assets of

FRANKLIN ALL CAP VALUE FUND

By and in Exchange for Shares of

FRANKLIN SMALL CAP VALUE FUND

(each a series of Franklin Value Investors Trust) (the “Trust”)

This Prospectus/Proxy Statement solicits proxies to be voted at a Special Meeting of Shareholders (the “Meeting”) of the Franklin All Cap Value Fund (the “All Cap Value Fund”).  At the Meeting, shareholders of the All Cap Value Fund will be asked to approve or disapprove a Plan of Reorganization (the “Plan”).  If the All Cap Value Fund shareholders vote to approve the Plan, substantially all of the assets of the All Cap Value Fund will be acquired by the Franklin Small Cap Value Fund (the “Small Cap Value Fund”) in exchange for Class A, Class C, Class R and Advisor Class shares of the Small Cap Value Fund.

The principal offices of the Trust are located at One Franklin Parkway, San Mateo, CA 94403-1906.  You can reach the offices of the Trust by calling (800) 342-5236.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus/Proxy Statement.  Any representation to the contrary is a criminal offense.

The Meeting will be held at the offices of the All Cap Value Fund’s investment manager, 55 Challenger Road, Ridgefield Park, New Jersey 07660, on March 11, 2016 at 11:00 a.m. Eastern time.  The Board of Trustees of the Trust (the “Board”) is soliciting these proxies.  This Prospectus/Proxy Statement will first be sent to shareholders on or about December __, 2015.

If the All Cap Value Fund shareholders vote to approve the Plan, you will receive Class A, Class C, Class R, and Advisor Class shares of the Small Cap Value Fund of equivalent aggregate net asset value (“NAV”) to your investment in Class A, Class C, Class R, and Advisor Class shares, respectively, of the All Cap Value Fund.  The All Cap Value Fund will then be liquidated and dissolved.

The All Cap Value Fund and the Small Cap Value Fund (each, a “Fund” and, collectively, the “Funds”) have identical investment goals, but have certain differences in principal investment strategies and risks.  Each Fund’s investment goal is long-term total return.

This Prospectus/Proxy Statement includes information about the Plan and the Small Cap Value Fund that you should know before voting on the Plan that could result in your investment in the Small Cap Value Fund.  You should retain this Prospectus/Proxy Statement for future reference.  Additional information about the All Cap Value Fund, the Small Cap Value Fund and the proposed transaction has been filed with the U.S. Securities and Exchange Commission (“SEC”) and can be found in the following documents:

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•      The Prospectus dated March 1, 2015, as amended November 2, 2015, of the Franklin Value Investors Trust that includes the All Cap Value Fund – Class A, Class C, Class R and Advisor Class and the Small Cap Value Fund - Class A, Class C, Class R, Class R6 and Advisor Class, as supplemented to date (the “Fund Prospectus”), which is enclosed with, incorporated herein by reference and considered a part of this Prospectus/Proxy Statement.

•      A Statement of Additional Information (“SAI”) dated December __, 2015, relating to this Prospectus/Proxy Statement, which has been filed with the SEC, is incorporated herein by reference and is considered a part of this Prospectus/Proxy Statement.

You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or the Fund Prospectus without charge by calling (800) DIAL-BEN or by writing to Franklin Templeton Investments at One Franklin Parkway, San Mateo, CA 94403-1906.

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SUMMARY

This is only a summary of certain information contained in this Prospectus/Proxy Statement.  You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of the Plan (attached as Exhibit A) and the Fund Prospectus (enclosed).

What am I being asked to vote upon regarding the Plan?

Shareholders of the All Cap Value Fund are being asked to approve the Plan which provides for:  (1) the acquisition of substantially all of the assets of the All Cap Value Fund by the Small Cap Value Fund in exchange solely for shares of the Small Cap Value Fund, (2) the distribution of such shares to the shareholders of the All Cap Value Fund, and (3) the complete liquidation and dissolution of the All Cap Value Fund.

What will happen if the shareholders approve the Plan?

If the All Cap Value Fund’s shareholders vote to approve the Plan, on or about April 1, 2016, shareholders of the All Cap Value Fund will become shareholders of the Small Cap Value Fund and will no longer be shareholders of the All Cap Value Fund.  Shareholders of the All Cap Value Fund will receive Class A, Class C, Class R and Advisor Class shares of the Small Cap Value Fund (“Small Cap Value Fund Shares”) with an aggregate net asset value (“NAV”) equivalent to their investment in the corresponding class of shares of the All Cap Value Fund as noted in the chart below.

All Cap Value Fund	Small Cap Value Fund
Class A	Class A
Class C	Class C
Class R	Class R
Advisor Class	Advisor Class

In particular, the Plan provides that (1) substantially all of the assets of the All Cap Value Fund will be acquired by the Small Cap Value Fund in exchange for Small Cap Value Fund Shares; and (2) the Small Cap Value Fund Shares received by the All Cap Value Fund in the exchange will then be distributed to shareholders of the corresponding class of Shares of the All Cap Value Fund.  Because the Funds have different NAVs per share, the number of shares of the Small Cap Value Fund Shares that you receive will likely be different than the number of shares of the All Cap Value Fund that you own, but the total value of your investment will be the same immediately before and after the exchange.  After the Small Cap Value Fund Shares are distributed to the All Cap Value Fund’s shareholders, the All Cap Value Fund will be completely liquidated and dissolved.  (The proposed transaction is referred to in this Prospectus/Proxy Statement as the “Transaction.”)

For more information concerning the similarities regarding share purchase, redemption and exchange procedures of the All Cap Value Fund and the Small Cap Value Fund, please see “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS – What are the distribution and purchase procedures of the Funds?” and “What are the redemption procedures and exchange privileges of the Funds?”

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How will the Transaction affect me?

If the Transaction is completed, you will cease to be a shareholder of the All Cap Value Fund and become a shareholder of the Small Cap Value Fund.  Below are summarized some of the favorable considerations for deciding whether to approve the Plan:

Similar Investment Goal, Strategies, Policies and Risks.  The investment goal of both Funds is long-term total return.  Under normal market conditions, the All Cap Value Fund invests in equity securities (predominately common stock) of companies of any size that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation.  Under normal market conditions, the Small Cap Value Fund invests at least 80% of its net assets in investments (predominately common stock) of small-capitalization companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation.  Both Funds may invest up to 25% of their total assets in foreign securities.  Both Funds may invest in companies that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.  Both Funds may also invest in convertible securities without regard to the ratings assigned by ratings services.  For both Funds, the investment manager pursues a “value” style of investing, using a “bottom-up” stock selection process.

Because both Funds primarily invest in common stocks, employ a “value” style of investing, and have the ability to invest in foreign securities, they are subject to market, value style investing, management and foreign securities principal investment risks.  The Small Cap Value Fund is also subject to smaller companies risk whereas the All Cap Value Fund is subject to smaller and midsize companies risk.

For a more complete discussion, see the sections below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ Are there any significant differences between the investment goals, strategies, and policies of the Funds?” and “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS – How do the fundamental investment policies and certain non-fundamental policies of the Funds differ?” and “What are the principal investment risks associated with investments in the Funds?”

Potential Cost Savings.  As shown in the chart below, the total annual operating expenses of the Small Cap Value Fund Shares are less than those of the corresponding share class of the All Cap Value Fund.  In addition, Franklin Advisory Services, LLC (“FASL” or the “Investment Manager”) believes that it is unlikely that the All Cap Value Fund will experience significant future net sales that would allow the All Cap Value Fund’s expenses to decrease as a percentage of net assets by being spread across a larger asset base.  The following table compares the annualized net expense ratio, after any applicable management fee reductions, for each class of shares of the Small Cap Value Fund that will be received by shareholders of the All Cap Value Fund in connection with the Transaction, based on the Small Cap Value Fund’s fiscal year ended October 31, 2014 with those of the corresponding class of shares of the All Cap Value Fund, based on its fiscal year ended October 31, 2014.

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ANNUAL FUND OPERATING EXPENSES1

Share Class	All Cap Value Fund	Small Cap Value Fund

Class A	1.25%	1.14%
Class C	1.95%	1.84%
Class R	1.45%	1.34%
Advisor Class	0.95%	0.84%

1.  Expense ratios reflect annual fund operating expenses for October 31, 2014 for each Fund, the most recent fiscal year of each Fund (as reflected in each Fund’s current prospectus), as supplemented.  The expense ratios have been audited.

As of August 31, 2015, the Small Cap Value Fund had a significantly larger asset base (approximately $2.3 billion) than the All Cap Value Fund (approximately $51.1 million).  The Transaction is not projected to have a material impact on the expense ratio of the Small Cap Value Fund.

For a more detailed comparison of the Funds’ fees and expenses, see the sections below captioned “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the Funds’ investment management fees?” and “What are the fees and expenses of each of the Funds and what might they be after the Transaction?”

In evaluating the Transaction, shareholders may also wish to consider the following:

Better Relative Past Performance.  As shown in the table below, the Small Cap Value Fund has outperformed the All Cap Value Fund for the one year, five year and since inception periods.  The average total return figures for Class A shares at NAV, as of September 30, 2015, are shown below.

Average Annual Total Return (at NAV) As of 9/30/15	All Cap Value Fund Class A	Small Cap Value Fund Class A
1 Year	-8.29%	-4.85%
5 Year	7.67%	9.98%
Since Inception	2.26% (6/01/07)	8.60% (3/11/95)

More detailed performance information is included below under the section “How do the performance records of the Funds compare?” in this Prospectus/Proxy Statement.

Costs of the Transaction.  Each Fund will pay 25% of the expenses of the Transaction, including proxy solicitation costs.  FASL will pay the remaining 50% of such expenses.  The total amount of the expenses for the Transaction is estimated to be approximately $122,000.  However, in light of the current expense waivers that are in place for the All Cap Value Fund, FASL or its affiliate, will ultimately pay the All Cap Value Fund’s portion of the Transaction expenses.

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What are the federal income tax consequences of the Transaction?

The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes, and the delivery of a legal opinion to that effect is a condition of closing the Transaction, although there can be no assurance that the Internal Revenue Service (“IRS”) will adopt a similar position.  This means that, subject to the limited exceptions described below under the heading “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION,” the shareholders of the All Cap Value Fund will recognize no income, or gain or loss for federal income tax purposes upon the exchange of all of their shares in the All Cap Value Fund for shares in the Small Cap Value Fund.  Shareholders should consult their tax adviser about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this Prospectus/Proxy Statement relates only to federal income tax consequences.  For more information, please see the section “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION.”

How do the distribution and purchase procedures of the Funds compare?

Shares of the All Cap Value Fund and the Small Cap Value Fund are sold on a continuous basis by Franklin Templeton Distributors, Inc. (“Distributors”).  Distribution and purchase procedures are the same for each Fund.

For a more complete discussion, see the section below titled: “COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the distribution and purchase procedures of the Funds?”

How do the redemption procedures and exchange privileges of the Funds compare?

The Funds have the same redemption procedures and exchange privileges.

For a more complete discussion, see the section below titled: “COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS ‒ What are the redemption procedures and exchange privileges of the Funds?”

What is the anticipated timing of the Transaction?

The meeting of the shareholders is scheduled to occur on March 11, 2016.  If all necessary approvals are obtained, the Transaction will likely be completed on or about April 1, 2016.

What happens if the Transaction is not approved?

If the Transaction is not approved by the All Cap Value Fund’s shareholders or does not close for any reason, such shareholders will remain shareholders of the All Cap Value Fund, and the All Cap Value Fund will continue to operate.  The Board then will consider such other actions as it deems necessary or appropriate, including possible liquidation, for the All Cap Value Fund.

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How will shareholder voting be handled?

Shareholders who own shares of the All Cap Value Fund at the close of business on December 10, 2015, will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a proportionate fractional vote for each fractional share that they hold.  Approval of the Transaction by the All Cap Value Fund requires the affirmative vote of the lesser of:  (i) a majority of the outstanding shares of the All Cap Value Fund or (ii) 67% or more of the outstanding shares of the All Cap Value Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the All Cap Value Fund are present or represented by proxy (“1940 Act Majority Vote”).   ___________ has been retained by the All Cap Value Fund to collect and tabulate shareholder votes.

Please vote by proxy as soon as you receive this Prospectus/Proxy Statement.  You may place your vote by completing, signing, and mailing the enclosed proxy card, by calling the number on the enclosed proxy card, or via the Internet by following the on-line instructions.  If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting.  You may also attend the Meeting and cast your vote in person at the Meeting.  For more details about shareholder voting, see the “Voting Information” section of this Prospectus/Proxy Statement.

What is the Board’s recommendation regarding the proposal?

At a meeting held on October 20, 2015, the Board of the Trust considered the proposal to reorganize the All Cap Value Fund with and into the Small Cap Value Fund, approved the Plan, and voted to recommend that shareholders of the All Cap Value Fund vote to approve the Plan.  For the reasons set forth in the “REASONS FOR THE TRANSACTION” section of this Prospectus/Proxy Statement, the Board, including the Independent Trustees, has determined that participation in the Transaction is in the best interests of the All Cap Value Fund and Small Cap Value Fund.  The Board also concluded that no dilution in value would result to the shareholders of the All Cap Value Fund and Small Cap Value Fund as a result of the Transaction.

THE BOARD OF THE TRUST, ON BEHALF OF THE ALL CAP VALUE FUND, RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

COMPARISONS OF SOME IMPORTANT FEATURES OF THE FUNDS

Are there any significant differences between the investment goals, strategy, and policies of the Funds?

The investment goals of the Funds are identical, but there are differences in certain strategies and risks.

Identical Investment Goals.  Each Fund’s investment goal is long-term total return.

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Similar Principal Investment Strategies.  The only significant difference between the principal investment strategies of the All Cap Value Fund and the Small Cap Value Fund is that under normal market conditions, Small Cap Value Fund invests at least 80% of its net assets in equity securities (predominantly common stock) of small-capitalization (small-cap) companies which are companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.  In contrast, under normal market conditions, All Cap Value Fund predominantly invests in equity securities (predominantly common stock) of companies of any size across the entire market capitalization spectrum including smaller and midsize companies (i.e., companies with market capitalizations [share price times the number of common stock shares outstanding] that are similar in size to those in the Russell 2500™ Index, which ranged from approximately $169 million to $9.4 billion as of the most recently available reconstitution).

Each Fund generally invests in equity securities (predominantly common stock) that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation. The types of companies that the Funds may invest in include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.  Both Funds may invest up to 25% of their total assets in foreign securities and may invest in convertible securities without regard to the ratings assigned by the rating services.  Both Funds have the same fundamental investment policies, but Small Cap Value Fund has additional non-fundamental investment policies that limit investing in other companies for the purpose of exercising control or management, purchasing securities on margin, and buying securities of open-end or closed-end investment companies; and the lending of portfolio securities.  As a result of differences in investment strategies, if the Transaction is approved, based on each Fund’s portfolio as of August 31, 2015 as shown in the following table, former shareholders of the All Cap Value Fund will have reduced exposure to giant, large, and micro capitalization companies and increased exposure to medium and small-capitalization companies:

	All Cap Value Fund	Small Cap Value Fund
Giant Cap	12.62%	0.00%
Large Cap	5.67%	0.00%
Mid Cap	5.96%	18.19%
Small Cap	39.64%	60.98%
Micro Cap	36.12%	20.82%
Total	100.01%	99.99%

For more information about the investment goals, strategies and policies of the Funds, please see the section entitled “Comparison of Investment Goals, Strategies, Policies and Risks” in this Prospectus/Proxy Statement.

How do the principal investment risks of the Funds compare?

Investments in both Funds involve risks common to most mutual funds.  You could lose money by investing in either Fund.  As shown below, the only material difference between the principal risks of the All Cap Value Fund and Small Cap Value Fund is that the All Cap Value Fund highlights midsize companies’ risk as a principal risk.

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All Cap Value Fund	Small Cap Value Fund
Market Value Style Investing Smaller and Midsize Companies Foreign Securities Management	Market Value Style Investing Smaller Companies Foreign Securities Management

For more information about the principal risks of the All Cap Value Fund and the Small Cap Value Fund, please see the section “COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS.” – What are the principal investment risks associated with investments in the Funds?

What are the distribution and purchase procedures of the Funds?

Shares of each Fund are sold on a continuous basis by Distributors.  Class A shares of the All Cap Value Fund and Class A shares of the Small Cap Value Fund are generally sold at NAV per share plus a sales charge.  The maximum front-end sales charge imposed on purchases of Class A shares of both Funds is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charge for purchases of $1 million or more.  There is a 1% contingent deferred sales charge (“CDSC”) for purchases of $1 million or more if shares are sold within 18 months of purchase.  Class C shares are generally subject to a 1.00% CDSC on shares sold within 12 months.  Class R shares and Advisor Class shares of each Fund are not subject to a sales charge.

Holders of Class A shares of the All Cap Value Fund will not be assessed a sales charge on their receipt of the Small Cap Value Fund Class A shares in connection with the Transaction.  No CDSC will be charged to the All Cap Value Fund shareholders in connection with the exchange of their shares pursuant to the terms of the Transaction.  Additional information and specific instructions explaining how to buy shares of each Fund are outlined in the Fund Prospectus enclosed with the Prospectus/Proxy Statement under the heading “Your Account.”

What are the redemption procedures and exchange privileges of the Funds?

Each Fund offers the same redemption features pursuant to which redemption proceeds are remitted by check after prompt receipt of proper documents, including signature guarantees under certain circumstances.  Each Fund has the same exchange privileges.  Shares of each Fund may be redeemed at its respective NAV per share subject to any applicable CDSC.  However, for purchases of $1 million or more, redemptions of Class A shares of a Fund that were purchased without an initial sales charge generally are subject to a 1.00% CDSC if redeemed within 18 months of their purchase.  Class C shares generally are subject to a 1.00% CDSC if redeemed within 12 months of their purchase.  Class R and Advisor Class shares of each Fund are not subject to a CDSC.  Additional information and specific instructions explaining how to redeem, and exchange shares of each Fund are outlined in the Fund Prospectus enclosed with the Prospectus/Proxy Statement under the heading “Your Account.”  The Fund Prospectus enclosed herewith also lists, under the heading “Questions,” phone numbers for you to call if you have any questions about your account.

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Who manages the Funds?

The Board of Trustees of the Trust provides general oversight of the business and affairs of each Fund but is not involved in day to day management or stock selection.  Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on September 11, 1989, was reorganized effective November 2, 2015, as a Delaware statutory trust and is registered with the SEC.

FASL, 55 Challenger Road, Suite 501, Ridgefield Park, NJ  07660, serves as investment manager for both Funds.  FASL is a wholly owned subsidiary of Franklin Resources, Inc. (“FRI”).  FRI is a publicly owned holding company with its principal offices located at One Franklin Parkway, San Mateo, CA 94404-1906.  FASL and its affiliates serve as investment manager or administrator to 45 registered investment companies, with approximately 162 U.S.-based funds or series.  Franklin Templeton Investments had over $854 billion in assets under management as of July 31, 2015.  Charles B. Johnson (former Chairman and Director of FRI) and Rupert H. Johnson, Jr. are principal shareholders of FRI.

Fund Management Team.  Each Fund is managed by a team of dedicated professionals focused on investments in equity securities.  The portfolio managers have responsibility for the day-to-day management of the Funds and operate as a team to develop ideas and implement investment strategies for each of the Funds.

All Cap Value Management Team	Small Cap Value Management Team
Mr. Raineri has been a lead portfolio manager of the All Cap Value Fund since inception. He joined Franklin Templeton Investments in 2005.	Mr. Raineri has been a lead portfolio manager of the Small Cap Value Fund since 2012.
Mr. Taylor has been a portfolio manager of the All Cap Value Fund since inception. He joined Franklin Templeton Investments in 1996.	Mr. Taylor has been a portfolio manager of the Small Cap Value Fund since inception.
Mr. Baughman has been a portfolio manager of the All Cap Value Fund since inception. He joined Franklin Templeton Investments in 1988.

Mr. Meeker has been a portfolio manager of the Small Cap Value Fund since March 2015.  He joined Franklin Templeton Investments in 2012.  Prior to joining Franklin Templeton Investments, he worked as a senior buy-side analyst at Federated Global Investment Management with a focus on the international markets and coverage of the industrial, consumer and technology sectors.  Mr. Meeker also has prior investment experience at Farr, Miller & Washington LLC as a principal, portfolio manager and analyst for the firm’s small/mid cap strategy.

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The SAI for the All Cap Value Fund and the Small Cap Value Fund dated March 1, 2015, as amended November 2, 2015 (the “Fund SAI”), provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.  For information on how to obtain a copy of the Fund SAI, please see the section entitled “Information about the Funds.”

What are the Funds’ investment management fees?

Currently, the investment management fee paid by the Small Cap Value Fund is lower than the All Cap Value Fund.  The overall annual investment management fee for the Small Cap Value Fund is currently 0.57%.  The overall annual investment management fee for the All Cap Value Fund is currently 0.75%.  As shown in the table below, the breakpoints in the All Cap Value Fund’s investment management agreement are higher than those of the Small Cap Value Fund at each fee breakpoint except that the All Cap Value Fund has an investment management fee that is lower than the Small Cap Value Fund’s investment management fee for the portion of its net assets over $19 billion.  However, currently net assets of the All Cap Value Fund are $51.1 million as of August 31, 2015.  As noted above, the All Cap Value Fund shareholders are expected to experience a reduction in the overall total expense ratio that applies to their investment.

All Cap Value Fund	Small Cap Value Fund
0.750% of the value of net assets up to and including $500 million;	0.750% of the value of net assets up to and including $500 million;
0.650% of the value of net assets over $500 million up to and including $1 billion;	0.625% of the value of net assets over $500 million up to and including $1 billion;
0.600% of the value of net assets over $1 billion up to and including $1.5 billion;	0.500% of the value of net assets over $1 billion up to and including $5 billion; and
0.550% of the value of net assets over $1.5 billion up to and including $6.5 billion;	0.490% of the value of net assets over $5 billion.
0.525% of the value of net assets over $6.5 billion up to and including $11.5 billion;
0.500% of the value of net assets over $11.5 billion up to and including $16.5 billion;
0.490% of the value of net assets over $16.5 billion up to and including $19 billion;
0.480% of the value of net assets over $19 billion up to and including $21.5 billion; and
0.470% of the value of net assets over $21.5 billion.

For the fiscal year ended October 31, 2014, the All Cap Value Fund paid FASL a management fee, net of fee waivers, in the amount of $326,627.  The Small Cap Value Fund paid FASL a management fee, net of fee waivers, in the amount of $14,860,073.  A discussion regarding the basis for the Board’s approving the investment management agreement for each Fund is available in each Fund’s most recent Semi-Annual Report to Shareholders for the period ended April 30, 2015.

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Each Fund has an investment management arrangement that includes both investment management and administrative services, and the agreements are substantially similar.  FASL has subcontracted with Franklin Templeton Services, LLC (“FT Services”) to provide administrative services and facilities to the Funds.  For such services, FASL pays FT Services an administrative fee out of its investment management fees from the Funds.

What are the fees and expenses of each Fund and what might they be after the Transaction?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The tables also show the estimated fees and expenses for the Small Cap Value Fund, assuming that the All Cap Value Fund approves the Plan and that the Transaction had been completed as of the beginning of the Small Cap Value Fund’s last completed fiscal year.  The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of the Small Cap Value Fund.

You will not pay any initial or deferred sales charge in connection with the Transaction.

TABLE OF SHAREHOLDER FEES (both Funds)

The following table shows shareholder fees paid directly from a new investment, which will remain the same after the Transaction.  You will not pay these charges in connection with the Transaction.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Advisor Class
Maximum sales charge (load) imposed on purchase (as a percentage of offering price)	5.75%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or sales proceeds)	None[1]	1.00%	None	None

1.  There is a 1% CDSC that applies to investments of $1 million or more and purchases by certain retirement plans without an initial sales charge.

ANNUAL OPERATING EXPENSE TABLE FOR CLASS A SHARES OF

THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	All Cap Value Fund	Small Cap Value Fund	Pro Forma Small Cap Value Fund
	Class A1	Class A1	Class A3

Management fees	0.75%	0.57%	0.57%
Distribution and service (12b-1) fees	0.30%	0.30%	0.25%[4]
Other expenses	0.37%	0.26%	0.26%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.42%	1.14%	1.09%
Fee waiver and/or expense reimbursement	-0.17%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.25%[2]	1.14%	1.09%

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1.         Expense ratios reflect annual fund operating expenses for October 31, 2014 for the Funds, the most recent fiscal year of the Funds reflected in the Fund Prospectus.

2.         Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses for the All Cap Value Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.95% until February 29, 2016.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

3.      Pro forma expenses are based on current and anticipated Small Cap Value Fund expenses as if the Transaction had been effective as of November 1, 2014 and do not include estimated costs of the Transaction of approximately $30,500 to be borne by the Small Cap Value Fund.

4.      On July 14, 2015, the Board of the Trust approved, effective August 1, 2015, a reduction on the distribution and service (12b-1) fee from 0.30% to 0.25% for each Fund until further notice and approved by the Board.

Example

This example can help you compare the cost of investing in the All Cap Value Fund’s Class A shares with the cost of investing in the Small Cap Value Fund Class A shares, both before and after the Transaction.  The example assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year;
  The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
  You sell your shares at the end of the period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
All Cap Value Fund - Class A	$695[1]	$983	$1,291	$2,165
Small Cap Value - Class A	$685[1]	$916	$1,167	$1,881
Pro Forma Small Class Value Fund - Class A (assuming the Transaction is completed)	$680[1]	$902	$1,141	$1,827

1.  Assumes a CDSC will not apply.

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ANNUAL OPERATING EXPENSE TABLE FOR CLASS C SHARES OF

THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	All Cap Value Fund	Small Cap Value Fund	Pro Forma Small Cap Value Fund
	Class C1	Class C1	Class C3

Management fees	0.75%	0.57%	0.57%
Distribution and service (12b-1) fees	1.00%	1.00%	1.00%
Other expenses	0.37%	0.26%	0.26%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	2.12%	1.84%	1.84%
Fee waiver and/or expense reimbursement	-0.17%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.95%[2]	1.84%	1.84%

1.         Expense ratios reflect annual fund operating expenses for October 31, 2014 for the Funds, the most recent fiscal year of the Funds reflected in the Fund Prospectus.

2.      Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses for the All Cap Value Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.95% until February 29, 2016.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

3.      Pro forma expenses are based on current and anticipated Small Cap Value Fund expenses as if the Transaction had been effective as of November 1, 2014 and do not include estimated costs of the Transaction of approximately $30,500 to be borne by the Small Cap Value Fund.

Example

This example can help you compare the cost of investing in the All Cap Value Fund’s Class C shares with the cost of investing in the Small Cap Value Fund Class C shares, both before and after the Transaction.  The example assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
All Cap Value Fund - Class C	$298	$648	$1,123	$2,438
Small Cap Value Fund - Class C	$287	$579	$995	$2,159
Pro Forma Small Cap Value Fund - Class C (assuming the Transaction is completed)	$287	$579	$995	$2,159

If you do not sell your shares:
All Cap Value Fund - Class C	$198	$648	$1,123	$2,438
Small Cap Value Fund - Class C	$187	$579	$995	$2,159
Pro Forma Small Cap Value Fund - Class C (assuming the Transaction is completed)	$187	$579	$995	$2,159

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ANNUAL OPERATING EXPENSE TABLE FOR CLASS R SHARES OF

THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	All Cap Value Fund	Small Cap Value Fund	Pro Forma Small Cap Value Fund
	Class R1	Class R1	Class R3

Management fees	0.75%	0.57%	0.57%
Distribution and service (12b-1) fees	0.50%	0.50%	0.50%
Other expenses	0.37%	0.26%	0.26%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.62%	1.34%	1.34%
Fee waiver and/or expense reimbursement	-0.17%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.45%[2]	1.34%	1.34%

1.         Expense ratios reflect annual fund operating expenses for October 31, 2014 for the Funds, the most recent fiscal year of the Funds reflected in the Fund Prospectus.

2.      Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses for the All Cap Value Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.95% until February 29, 2016.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

3.      Pro forma expenses are based on current and anticipated Small Cap Value Fund expenses as if the Transaction had been effective as of November 1, 2014 and do not include estimated costs of the Transaction of approximately $30,500 to be borne by the Small Cap Value Fund.

Example

This example can help you compare the cost of investing in the All Cap Value Fund’s Class R shares with the cost of investing in the Small Cap Value Fund Class R shares, both before and after the Transaction.  The example assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
All Cap Value Fund - Class R	$148	$495	$865	$1,908
Small Cap Value Fund - Class R	$136	$425	$734	$1,613
Pro Forma Small Cap Value Fund - Class R (assuming the Transaction is completed)	$136	$425	$734	$1,613

ANNUAL OPERATING EXPENSE TABLE FOR ADVISOR CLASS SHARES OF

THE FUNDS AND PROJECTED FEES AFTER THE TRANSACTION

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	All Cap Value Fund	Small Cap Value Fund	Pro Forma Small Cap Value Fund
	Advisor Class[1]	Advisor Class[1]	Advisor Class[3]

Management fees	0.75%	0.57%	0.57%
Distribution and service (12b-1) fees	None	None	None
Other expenses	0.37%	0.26%	0.26%
Acquired fund fees and expenses	None	0.01%	0.01%
Total annual Fund operating expenses	1.12%	0.84%	0.84%
Fee waiver and/or expense reimbursement	-0.17%[2]	None	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.95%[2]	0.84%	0.84%

1.         Expense ratios reflect annual fund operating expenses for October 31, 2014 for the Funds, the most recent fiscal year of the Funds reflected in the Fund Prospectus.

2.      Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses for the All Cap Value Fund (excluding Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each class of the Fund do not exceed (and could be less than) 0.95% until February 29, 2016.  Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.

3.      Pro forma expenses are based on current and anticipated Small Cap Value Fund expenses as if the Transaction had been effective as of November 1, 2014 and do not include estimated costs of the Transaction of approximately $30,500 to be borne by the Small Cap Value Fund.

Example

This example can help you compare the cost of investing in the All Cap Value Fund’s Advisor Class shares with the cost of investing in the Small Cap Value Fund Advisor Class shares, both before and after the Transaction.  The example assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year;
  The Fund’s operating expenses remain the same, taking into account any contractual waivers for the applicable period; and
  You sell your shares at the end of the period.

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Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
All Cap Value Fund – Advisor Class	$97	$339	$600	$1,348
Small Cap Value Fund – Advisor Class	$86	$268	$466	$1,037
Pro Forma Small Cap Value Fund – Advisor Class (assuming the Transaction is completed)	$86	$268	$466	$1,037

How do the performance records of the Funds compare?

The Small Cap Value Fund has outperformed the All Cap Value Fund for the one year, five year, and since inception periods.  The average annual total returns of Class A, Class C, Class R and Advisor Class shares of the Funds, including any applicable sales charges and before taxes, as of September 30, 2015, are shown below.

Average Annual Total Return As of 6/30/15	1 Year	5 Years	10 Years	Since Inception
All Cap Value Fund Class A without sales charge	-8.29%	7.67%	N/A	2.26% (6/1/07)
Small Cap Value Fund Class A without sales charge	-4.85%	9.98%	5.90%	8.66% (3/11/96)

All Cap Value Fund Class A with sales charge	-13.56%	6.39%	N/A	1.53% (6/1/07)
Small Cap Value Fund Class A with sales charge	-10.32%	8.68%	5.28%	8.33% (3/11/96)

All Cap Value Fund Class C without sales charge	-8.95%	6.89%	N/A	1.55% (6/1/07)
Small Cap Value Fund Class C without sales charge	-5.52%	9.22%	5.28%	7.66% (9/3/96)

All Cap Value Fund Class C with sales charge	-9.83%	6.89%	N/A	1.55% (6/1/07)
Small Cap Value Fund Class C with sales charge	-6.38%	9.22%	5.16%	7.66% (9/3/96)

All Cap Value Fund Class R	-8.44%	7.45%	N/A	2.07% (6/1/07)
Small Cap Value Fund Class R	-5.05%	9.76%	5.68%	8.45% (9/3/96)

All Cap Value Fund Advisor Class	-8.01%	7.99%	N/A	2.58% (6/1/07)
Small Cap Value Fund Advisor Class	-4.57%	10.31%	6.21%	9.04% (3/11/96)

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Included in the financial highlights tables located in the accompanying Fund Prospectus are the total returns of the All Cap Value Fund and the Small Cap Value Fund for the five fiscal years ending October 31, 2014 as well as the six month period ended April 30, 2015.

The Funds’ past performance is not necessarily an indication of how the Funds will perform in the future.  You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Where can I find more financial and performance information about the Funds?

The Fund Prospectus (enclosed), each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2014, and each Fund’s Semi-Annual Report for the fiscal period ended April 30, 2015 contain additional financial and performance information about each Fund, including each Fund’s financial performance for the past five years, under the heading “Financial Highlights.”  Additional performance information as of the calendar year ended December 31, 2014, including after-tax return information, is contained in the Fund Prospectus under the heading “Performance.”  These documents are available free of charge upon request (see the section “Information about the Funds”).

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What are other key features of the Funds?

Service Providers.  The Funds use the same service providers for the following services:

Custody Services.  The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of each Fund’s securities and other assets.

Transfer Agency Services.  Franklin Templeton Investor Services, LLC, an indirect wholly owned subsidiary of FRI, is each Fund’s shareholder servicing agent and acts as the Funds’ transfer agent and dividend-paying agent.

Administrative Services.  FT Services, an indirect wholly owned subsidiary of FRI, has an agreement with FSAL to provide certain administrative services and facilities for the Funds.  The administrative services include preparing and maintaining books, records and tax and financial reports and monitoring compliance with regulatory requirements.

Distribution Services.  Distributors acts as the principal underwriter in the continuous public offering of each Fund’s shares under the same terms and conditions.

Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, Three Embarcadero Center, San Francisco, CA 94111-4004, serves as each Fund’s independent registered public accounting firm.  The independent registered public accounting firm audits the financial statements included in the Funds’ Annual Report to Shareholders.

Distribution and Service (12b-1) Fees.  Class A, Class C and Class R shares of the Funds have a distribution or “Rule 12b-1” plan.  Under the Rule 12b-1 plan, the Funds may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class.  These expenses may include, among others, service fees paid to securities dealers or others who have executed a servicing agreement with a Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders (service fees); and the expenses of printing prospectuses and reports used for sales purposes, of marketing support and of preparing and distributing sales literature and advertisements.  The distribution and service (12b-1) fees charged are based only on expenses attributable to that particular class.  Under the Class A Rule 12b-1 Plan for the Funds, each Fund may pay up to 0.35% per year of the average daily net assets of Class A shares.  The Board has set, until further notice, the Class A distribution and service fees paid by the Funds at 0.25% per year of Class A’s average daily net assets.  Under the Class C Rule 12b-1 Plan for the Funds, each Fund pays Distributors up to 1.00% per year of Class C’s average daily net assets.  Under the Class R Rule 12b-1 Plan for the Funds, each Fund pays Distributors up to 0.50% per year of Class R’s average daily net assets, Advisor Class shares have no Rule 12b-1 plan.  For more information regarding the Small Cap Value Fund’s Rule 12b-1 plan, please see “The Underwriter—Distribution and service (12b-1) fees – Class A, C and R” in the Fund SAI.

Dividends and Distributions.  Both Funds intend to pay income dividends at least annually from net investment income.  The Funds may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excess or income taxes on a Fund.  Capital gains, if any, may be paid at least annually.  The amount of any distribution will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions.  Your income dividends and capital gain distributions will be automatically reinvested in additional shares at NAV unless you elect to receive them in cash.

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The tax implications of an investment in each Fund are generally the same.  For more information about the tax implications of investments in the Funds, see the Fund Prospectus under the heading “Distributions and Taxes.”

REASONS FOR THE TRANSACTION

At a meeting of the Board of the Trust on October 20, 2015 (the “October Meeting”), the Investment Manager recommended to the Board that it approve the reorganization of the All Cap Value Fund with and into the Small Cap Value Fund.  Management recommended the Transaction because of the generally similar investment goals, principal strategies and principal risks of the Funds and the fact that the Transaction may benefit shareholders of the All Cap Value Fund by enabling them to be investors in a larger mutual fund with lower annual fund operating expenses and better long-term total return investment performance.

At the October Meeting, the Board considered and approved the proposed Transaction.  The Independent Trustees were advised on this matter by independent counsel.

The Board requested and received from FASL written materials containing relevant information about the Small Cap Value Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data of the All Cap Value Fund and the Small Cap Value Fund.

The Board reviewed detailed information about: (1) the investment goal, strategies and policies of the Funds; (2) the portfolio management of the Funds; (3) the financial and organizational strength of FASL; (4) the comparability of the investment goals, policies, restrictions and investments of the Funds; (5) the comparative short-term and long-term investment performance of the Funds; (6) the current expense ratios of each Fund; (7) the relative asset size of each Fund, including the benefits to the All Cap Value Fund of joining with a larger fund; (8) FASL’s agreement to pay a portion of the expenses related to the Transaction; (9) the federal income tax consequences of the Transaction to each Fund’s shareholders; and (10) the general characteristics of the Funds.

The Board considered the potential benefits, risks and costs of the Transaction to shareholders of the All Cap Value Fund.  In approving the Transaction, the Board considered the following factors and potential benefits:

Decreased Fund Operating Expenses.  The expense ratio of each class of shares of the Small Cap Value Fund is lower than the corresponding class of the All Cap Value Fund.

Similar Investment Goals, Policies and Strategies.  The investment goal of both Funds is long-term total return.  Both Funds, under normal market conditions, predominately invest in equity securities (mostly common stock) of companies that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation.  Both Funds may invest in companies that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events (turnarounds) or cyclical downturns, or that may be considered potential takeover targets.  Both Funds may invest up to 25% of their total assets in foreign securities and may also invest in convertible securities without regard to the ratings assigned by ratings services.  For both Funds, the investment manager pursues a “value” style of investing, using a “bottom-up” stock selection process.

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Potentially More Attractive Investment.  The Small Cap Value Fund may be more attractive to investors, in part because its larger asset size may lead to lower per share operating expenses.  The Investment Manager informed the Board that based on the All Cap Value Fund’s historical asset growth and projected sales activity, the All Cap Value Fund’s assets were not likely to grow sufficiently in the foreseeable future to result in significant economies of scale and that benefits to shareholders, including operating efficiencies, may be achieved by reorganizing the All Cap Value Fund with and into the Small Cap Value Fund.

Continuity in Service Providers.  If the Transaction is completed, there will be continuity in both service providers and portfolio management with some minor exceptions.  The Investment Manager, distributor, administrator, transfer agent, custodian, auditors and legal counsel will remain unchanged.  In addition, Steve Rainieri and Donald Taylor serve as portfolio managers of both the All Cap Value Fund and the Small Cap Value Fund.  Bruce Baughman, a portfolio manager of the All Cap Value Fund, is not a portfolio manager of the Small Cap Value Fund and is not expected to become a portfolio manager of the Small Cap Value Fund.

Tax-Free Reorganization.  The Transaction is anticipated to be treated as a tax-free reorganization for federal income tax purposes.  For more information, see “FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION” below.

Investment Performance.  As shown in more detail above, in “How do the performance records of the Funds compare?” the Small Cap Value Fund has had better long-term performance than the All Cap Value Fund for the one year, five year and since inception periods.

Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board of the Trust on behalf of the All Cap Value Fund and the Small Cap Value Fund, including all of the Independent Trustees, concluded that participating in the Transaction is in the best interests of the All Cap Value Fund and the Small Cap Value Fund, respectively, and that no dilution of value would result to the respective shareholders of the All Cap Value Fund and the Small Cap Value Fund from the Transaction.  The Board approved the Plan on October 20, 2015, and recommended that shareholders of the All Cap Value Fund vote to approve the Plan.

FOR THE REASONS DISCUSSED ABOVE, THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN

INFORMATION ABOUT THE TRANSACTION

This is only a summary of the Plan.  You should read the form of the Plan, which is attached as Exhibit A, for complete information about the Transaction.

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How will the Transaction be carried out?

If the shareholders of the All Cap Value Fund approve the Plan, the Transaction will be completed after various conditions are satisfied, including the preparation of certain documents.  If the shareholders of the All Cap Value Fund do not approve the Plan, the Transaction will not take place, and the All Cap Value Fund will continue to operate as it currently does, and the Board will consider such other actions as it deems necessary or appropriate.

If shareholders approve the Plan, the All Cap Value Fund will be closed to new investors on or about December 10, 2015 and the officers of the Trust will determine a specific date, called the “closing date,” for the actual Transaction to take place.  The All Cap Value Fund will transfer substantially all of its assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), to the Small Cap Value Fund on the closing date, which is scheduled to occur on or about April 1, 2016, but which may occur on an earlier or later date as the officers of the Trust may set.  The Small Cap Value Fund will not assume any liabilities of the All Cap Value Fund, whether accrued or contingent, known or unknown, and the Trust, on behalf of the All Cap Value Fund, will use its reasonable best efforts to discharge all of the known liabilities of the All Cap Value Fund.  In exchange, the Trust will issue the Small Cap Value Fund Shares that have an aggregate NAV equal to the dollar value of the assets delivered to the Small Cap Value Fund by the All Cap Value Fund.  The All Cap Value Fund will distribute to its shareholders the Small Cap Value Fund Shares it receives.  Each shareholder of the All Cap Value Fund will receive the Small Cap Value Fund Shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the All Cap Value Fund.  The share transfer books of the All Cap Value Fund will be permanently closed as of 1:00 p.m., Pacific time, on the closing date.  The All Cap Value Fund will accept requests for redemptions only if received in proper form before 1:00 p.m., Pacific time, on the closing date.  Requests received after that time will be considered requests to redeem the Small Cap Value Fund Shares.  Prior to the closing date, the All Cap Value Fund will pay or make provision for payment of all its remaining liabilities, if any.  At the closing, each shareholder of record of the All Cap Value Fund shall have the right to receive any unpaid dividends or distributions declared prior to the closing, including any declared dividend or distribution, with respect to shares of the All Cap Value Fund that such shareholder had on the distribution record date.  The All Cap Value Fund will then terminate its existence, liquidate, and dissolve.

The obligations under the Plan of the Funds are subject to various conditions, including:

•     the Small Cap Value Fund’s Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC, such Registration Statement shall have become effective, no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated);

•     the shareholders of the All Cap Value Fund shall have approved the Transaction; and

•     the Trust shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the All Cap Value Fund, the Small Cap Value Fund, or their shareholders.

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The Trust may terminate or abandon the Plan at any time before or after the approval of the Plan by the shareholders of the All Cap Value Fund.

Following the closing date, any outstanding All Cap Value Fund share certificates shall be deemed cancelled.

Who will pay the expenses of the Transaction?

Each Fund will pay 25% of the total cost of the Transaction and FASL will pay 50% of the total cost.  The total amount of such costs and expenses for the Transaction is estimated to be $122,000.  Thus, each Fund is expected to pay approximately $30,500 in connection with the Transaction.  However, in light of the current expense waivers that are in place for the All Cap Value Fund, FASL or its affiliates have agreed to pay the All Cap Value Fund’s portion of the Transaction’s expenses.

What should I know about the Small Cap Value Fund Shares?

The Small Cap Value Fund Shares that will be distributed to the All Cap Value Fund shareholders generally will have the same legal characteristics as the shares of the All Cap Value Fund with respect to such matters as voting rights, assessability, conversion rights, and transferability.  After the Transaction, shareholders of the All Cap Value Fund whose shares are represented by outstanding share certificates will not receive certificates for the Small Cap Value Fund Shares and all outstanding the All Cap Value Fund share certificates will be cancelled.  Evidence of share ownership of the All Cap Value Fund will be reflected electronically in the books and records of the Small Cap Value Fund.

What are the capitalizations of the Funds and what might the Small Cap Value Fund’s capitalization be after the Transaction?

The following table sets forth as of April 30, 2015 the capitalizations of the All Cap Value Fund and the Small Cap Value Fund.  The table also shows the projected capitalization of the Small Cap Value Fund as adjusted to give effect to the proposed Transaction.  The capitalization of the Small Cap Value Fund and its classes is likely to be different when the Transaction is actually consummated.

	All Cap Value Fund	Small Cap Value Fund	Pro Forma Adjustments to Capitalization[1]	Small Cap Value Fund - Pro Forma[2]
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Net assets (all classes)	$56,808,614	$2,549,012,342	$(30,500)	$2,605,790,456
Total shares outstanding (all classes)	4,424,123	46,927,891	(3,365,429)	47,986,585
Class A net assets	$45,683,216	$1,192,671,807	$(14,271)	$1,238,340,752
Class A shares outstanding	3,546,295	21,984,277	(2,704,226)	22,826,346
Class A NAV per share	$12.88	$54.25	$-	$54.25
Class C net assets	$8,019,761	$259,434,016	$(3,104)	$267,450,673
Class C shares outstanding	637,789	5,218,942	(476,458)	5,380,273
Class C NAV per share	$12.57	$49.71	$-	$49.71
Class R net assets	$63,647	$261,326,117	$(3,127)	$261,286,637
Class R shares outstanding	4,943	4,861,776	(3,759)	4,862,960
Class R NAV per share	$12.88	$53.75	$-	$53.75
Class R6 net assets	$-	$65,674,925	(786)	$65,674,139
Class R6 shares outstanding	-	1,168,212	-	1,168,212
Class R6 NAV per share	$-	$56.22	$-	$56.22
Advisor Class net assets	$3,041,990	$769,905,477	$(9,212)	$772,938,255
Advisor Class shares outstanding	235,096	13,694,684	(180,987)	13,748,793
Advisor Class NAV per share	$12.94	$56.22	$-	$56.22

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1.       Adjustments reflect the costs of the Transaction incurred by the Funds.

2.       Numbers are projected after the Transaction.

At the closing of the Transaction, shareholders of the All Cap Value Fund will receive the Small Cap Value Shares based on the relative NAV of the Funds as of 1:00 p.m., Pacific time, on the closing date.

COMPARISON OF INVESTMENT GOALS, STRATEGIES, POLICIES AND RISKS

This section describes and compares the key differences between the investment goals, principal strategies and fundamental policies of the Funds, as well as the risks associated with such goals, strategies and policies.  The investment goals and certain investment policies of each Fund are fundamental, which means that they cannot be changed without the 1940 Act Majority Vote of that Fund’s outstanding shares.  Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval.  For a complete description of the Small Cap Value Fund’s investment policies and risks, you should read the Fund Prospectus, which accompanies this Prospectus/Proxy Statement, and the Fund SAI, which is available upon request.

How do the investment goals, strategies, policies and risks of the Funds compare?

Identical Investment Goals.  Both Funds’ investment goal is long-term total return.

Similar Principal Investment Strategies.  The following is a comparison of the Funds’ principal investment strategies, which are non-fundamental (i.e., they may be changed without shareholder approval):

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All Cap Value Fund	Small Cap Value Fund

All Capitalization Companies.  The Fund may invest in companies of any size, across the entire market capitalization spectrum including smaller and midsize companies (i.e., companies with market capitalizations share price times the number of common stock shares outstanding that are similar in size to those in the Russell 2500™ Index, which ranged from approximately $169 million to $9.4 billion as of the most recently available reconstitution).

Small Capitalization Companies.  Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization (small-cap) companies.  Small-cap companies are companies with market capitalizations (the total market value of a company’s outstanding stock) under $3.5 billion at the time of purchase.

Undervalued Equity Securities.  Under normal market conditions, the Fund predominantly invests in equity securities that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation.

Undervalued companies include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events or cyclical downturns or that pay be considered potential takeover targets.

Undervalued Equity Securities.  The Fund generally invests in equity securities that the Fund’s investment manager believes are undervalued at the time of purchase and have the potential for capital appreciation.

Undervalued companies include those that may be considered out of favor, such as companies attempting to recover from bankruptcy, business setbacks or adverse events or cyclical downturns or that pay be considered potential takeover targets.

Common Stocks. The Fund invests predominantly in common stocks.	Common Stocks. The Fund invests predominantly in common stocks.
Foreign Securities. The Fund may invest up to 25% of its total assets in foreign securities.	Foreign Securities. The Fund may invest up to 25% of its total assets in foreign securities.
Convertible Securities. The Fund may invest in convertible securities without regard to the ratings assigned by ratings services.	Convertible Securities. The Fund may invest in convertible securities without regard to the ratings assigned by the rating services.

How do the fundamental investment policies, and certain non-fundamental policies of the Funds differ?

The Funds’ fundamental investment policies with respect to borrowing, underwriting, lending, real estate investments, commodities investments, industry concentration, issuer diversification, and issuing senior securities are identical.  The Small Cap Value Fund has additional non-fundamental investment policies that limit investing in other companies for the purpose of exercising control or management, purchasing securities on margin, and buying securities of open-end or closed-end investment companies.  The Small Cap Value Fund may lend portfolio securities up to 25% of the value of its total assets, whereas the All Cap Value Fund may lend portfolio securities up to 33-1/3% of the value of its total assets.

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What are the principal risk factors associated with investments in the Funds?

Like all investments, an investment in a Fund involves risk.  There is no assurance that any mutual fund will meet its investment goals.  The achievement of the Funds’ goals depends upon market conditions, generally, and on the investment managers’ analytical and portfolio management skills.  For more information about the principal risk factors associated with investments in the Funds, see the Fund Prospectus under the heading “Fund Details – Principal Risks” and the Funds’ SAI under the heading “Goals, Strategies and Risks.”

Below are the principal investment risks of each Fund.

Market.  The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably.  A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer.  This is a basic risk associated with all securities.  When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities.  A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing.  A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks.  Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Foreign Securities.  Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility.  Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Management.  The Fund is subject to management risk because it is an actively managed investment portfolio.  The Fund’s investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

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Smaller and Midsize (in the case of the All Cap Value Fund) Companies.  Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

FEDERAL INCOME TAX CONSEQUENCES OF THE TRANSACTION

The following is a general summary of some of the important U.S. federal income tax consequences of the Transaction and is based upon the current provisions of the Internal Revenue Code (the “Code”), existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect.  These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances.  These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (IRA) or qualified retirement plan.

The Transaction is intended to qualify as a tax-free reorganization pursuant to Section 368(a) of the Code.  The principal federal income tax consequences that are expected to result from the Transaction are as follows:

•      no gain or loss will be recognized by the All Cap Value Fund or the shareholders of the All Cap Value Fund as a direct result of the Transaction;

•      no gain or loss will be recognized by the Small Cap Value Fund as a direct result of the Transaction;

•      the basis of the assets of the All Cap Value Fund received by the Small Cap Value Fund will be the same as the basis of these assets in the hands of the All Cap Value Fund immediately prior to the exchange;

•      the holding period of the assets of the All Cap Value Fund received by the Small Cap Value Fund will include the period during which such assets were held by the All Cap Value Fund;

•      the aggregate tax basis of the shares of the Small Cap Value Fund to be received by a shareholder of the All Cap Value Fund as part of the Transaction will be the same as the shareholder’s aggregate tax basis of the shares of the All Cap Value Fund; and

•      the holding period of the shares of the Small Cap Value Fund received by a shareholder of the All Cap Value Fund as part of the Transaction will include the period that a shareholder held the shares of the All Cap Value Fund (provided that such shares of the All Cap Value Fund are capital assets in the hands of such shareholder as of the closing).

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Neither of the Funds has requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Transaction.  As a condition to closing, Stradley Ronon Stevens & Young, LLP will render a favorable opinion to the All Cap Value Fund and the Small Cap Value Fund as to the foregoing federal income tax consequences of the Transaction, which opinion will be conditioned upon, among other things, the accuracy, as of the closing date, of certain representations of each Fund upon which Stradley Ronon Stevens & Young, LLP will rely in rendering its opinion.  Notwithstanding the foregoing, no opinion will be expressed as to the effect of the Transaction on the All Cap Value Fund, the Small Cap Value Fund, or any All Cap Value Fund shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on termination or transfer thereof) under a mark to market system of accounting.  A copy of the opinion will be filed with the SEC and will be available for public inspection.  See “Information about the Funds.”

Opinions of counsel are not binding upon the IRS or the courts.  If the Transaction were consummated but the IRS or the courts were to determine that the Transaction did not qualify as a tax-free reorganization under the Code, and thus was taxable, the All Cap Value Fund would recognize gain or loss on the transfer of its assets to the Small Cap Value Fund, and each shareholder of the All Cap Value Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its All Cap Value Fund shares and the fair market value of the shares of the Small Cap Value Fund it received.

Final Dividend or Other Distributions.  Immediately prior to the Transaction, the All Cap Value Fund will be required to distribute substantially all previously undistributed investment company taxable income (that is, generally, net investment income plus net short-term capital gains) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses), if any, generated through the closing date.

Repositioning of the All Cap Value Fund’s Portfolio Assets.  A large portion of the All Cap Value Fund’s portfolio assets may be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such repositioning of the All Cap Value Fund’s portfolio assets may occur before or after the closing of the Transaction.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders will depend upon a variety of factors, including the All Cap Value Fund’s net unrealized appreciation in the value of its portfolio assets at that time and whether such repositioning occurs before or after the Transaction.  Taking into account the All Cap Value Fund’s net unrealized appreciation in portfolio assets on a tax basis at April 30, 2015 of $9,024,121 ($2.04 per share; 15.9% of net asset value) and the lack of capital loss carryovers available as of such date to offset any capital gains realized by the All Cap Value Fund, it is anticipated that the sale of such portion of the portfolio assets prior to the closing of the Transaction may result in material amounts of capital gains to be distributed to shareholders.  Additionally, if the sale of such portfolio assets occurs after the closing of the Transaction, the ability of the combined Fund to fully utilize the All Cap Value Fund’s capital loss carryovers, if any as of the closing, to offset the resulting capital gain may be limited as described below with the result that shareholders of the Small Cap Value Fund may receive a greater amount of capital gain distributions than they would have had the Transaction not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio.  Management believes that these portfolio transaction costs will be immaterial in amount.

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General Limitations on Capital Losses.  The tax attributes, including capital loss carryovers, if any as of the closing date of the Transaction, of the All Cap Value Fund move to the Small Cap Value Fund in the Transaction.  At April 30, 2015, neither Fund has any aggregate capital loss carryovers.  If any capital loss carryovers of the All Cap Value Fund and the Small Cap Value Fund exist as of the close of the Transaction, they will be available to offset future gains recognized by the combined Fund, subject to limitations under the Code.  Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable, the effect of which may be to accelerate the recognition of taxable gain to the combined Fund and its shareholders post-closing.  Under one such limitation, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built in losses”) of the other Fund.  It is not anticipated that other limitations on use of a Fund’s capital loss carryovers, if any, would be material, although that depends on the facts at the time of closing of the Transaction.

Appreciation in Value of Investments.  Shareholders of the All Cap Value Fund will receive a proportionate share of any taxable income and gains realized by the Small Cap Value Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Small Cap Value Fund.  As a result, shareholders of the All Cap Value Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if the Small Cap Value Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the All Cap Value Fund, shareholders of the All Cap Value Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its net asset value at April 30, 2015 was 15.9% for the All Cap Value Fund compared to 24.7% for the Small Cap Value Fund and 24.5% on a combined basis.  As a result, shareholders of the All Cap Value Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.

You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

INFORMATION ABOUT THE FUNDS

Information about the Funds is included in the Fund Prospectus.  The Fund Prospectus is incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement and also accompanies this Prospectus/Proxy Statement.  Additional information about the Funds is included in the Fund SAI.  The Fund SAI is incorporated into the Fund Prospectus, and into the SAI dated December __, 2015 relating to this Prospectus/Proxy Statement, each of which has been filed with the SEC.  The SAI relating to this Prospectus/Proxy Statement is also considered part of this Prospectus/Proxy Statement.  Information about the Funds is also included in each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2014 (and October 31, 2015 when available) and each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2015.

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You may request a free copy of the Fund Prospectus, the Fund SAI, each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2014 and each Fund’s Semi-Annual Report to Shareholders for the fiscal period ended April 30, 2015, the SAI relating to this Prospectus/Proxy Statement, and other information by calling (800) DIAL-BEN or by writing to the Fund at P.O. Box 997151, Sacramento, CA  95899-7151.

The Trust files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act.  These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. and at certain of the SEC’s regional offices:  SEC Regional Offices: Atlanta – 950 East Paces Ferry NE, Suite 900, Atlanta GA  30326; Boston – 33 Arch Street, 23rd Floor, Boston, MA 02110; Chicago – 175 West Jackson Blvd., Suite 900, Chicago, IL 60604; Denver –1961 Stout Street, Suite 1700, Denver, CO 80294; Fort Worth – Burnett Plaza, Suite 1900, 801 Cherry Street, Unit #18, Fort Worth, TX 76102; Los Angeles – 444 South Flower Street, Suite 900, Los Angeles, CA 90071; Miami – 801 Brickell Ave., Suite 1800, Miami, FL 33131; New York – 200 Vesey Street, Suite 400, New York, NY 10281; Philadelphia – One Penn Center, 1617 JFK Boulevard, Suite 520, Philadelphia, PA 19103; Salt Lake City –351 S. West Temple Street, Suite 6.100, Salt Lake City, UT 84101; and San Francisco – 44 Montgomery Street, Suite 2800, San Francisco, CA 94104.  You can also obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC’s Internet site at http://www.sec.gov or by electronic request at the following email address:  publicinfo@sec.gov.

FURTHER INFORMATION ABOUT THE FUNDS

The following is a discussion of the organization of the Funds and, where applicable, of the Trust.  More detailed information about each Fund’s current structure is contained in the Fund SAI.

Comparison of Capital Structure.  Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund.  The Trust was originally organized as a Massachusetts business trust on September 11, 1989, was reorganized effective November 2, 2015, as a Delaware statutory trust and is registered with the SEC.

The authorized number of shares of each Fund is unlimited, each without par value, and each Fund may issue fractional shares.  Shares of each Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights.  The All Cap Value Fund and the Small Cap Value Fund shareholders have no appraisal rights.

Comparison of Voting Rights.  Shares of each class represent proportionate interests in a Fund's assets.  On matters that affect a Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters that affect only one class, only shareholders of that class may vote.  Each class votes separately on matters affecting only that class, or matters expressly required to be voted on separately by state or federal law.  Shares of each class of a Fund have the same voting and other rights and preferences as the other classes and Funds of the Trust for matters that affect the Trust as a whole.  For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share carries a proportionate fractional vote.  Shareholders of the Funds are not entitled to cumulative voting rights in the election of trustees, and this gives holders of more than 50% of the shares of the Trust voting the ability to elect all of the members of the board.  If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

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Proposals Subject to Shareholder Approval.  The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters; specifically, for the election of trustees, the selection of auditors (under certain circumstances), approval of investment management agreements and certain amendments to plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.  In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws governing Delaware statutory trusts and by the Trust’s Agreement and Declaration of Trust (“Trust Instrument”).  For example, the Trust Instrument and By Laws give shareholders the power to vote only (i) on such matters required by the Trust Instrument, the By Laws, the 1940 Act, other applicable law and any registration statement of the Trust filed with the SEC, the registration of which is effective; and (ii) on such other matters as the Board may consider necessary or desirable.

Quorum and Vote Required to Approve a Proposal.  Quorum for a shareholders’ meeting of the All Cap Value Fund, the Small Cap Value Fund, or any series of the Trust is generally forty per cent (40%) of the shares entitled to vote which are present in person or by proxy.  Under the Trust Instrument, to the extent a larger vote is not required by applicable law, a majority of the votes cast at a meeting at which a quorum is present generally shall decide any questions, with the exception that Trustees are elected by not less than a plurality of the votes cast at such a meeting.

Setting a Record Date.  The Trust Instrument establishes the maximum number of days prior to a shareholders’ meeting during which a record date may be set by the Board.  The maximum number of days is 120 for both Funds.

Legal Structures.  Mutual funds formed under the Delaware Statutory Trust Act, such as the Trust, are granted a significant amount of operational flexibility with respect to features, rights and obligations of the statutory trust and its trustees and shareholders in their organizational instruments.  Mutual funds organized as Delaware statutory trusts have benefited from this flexibility to streamline their operations and minimize expenses.  For example, mutual funds organized as Delaware statutory trusts are not required to hold annual shareholders’ meetings if meetings are not otherwise required by the federal securities laws or their declarations of trust or bylaws, and such funds may create new classes or series of shares without having to obtain the approval of shareholders.  In addition, a fund may provide in its governing documents that certain fund transactions, such as certain mergers, reorganizations and liquidations, may go forward with only trustee approval and not a shareholder vote; such funds are still subject, however, to the voting requirements of the 1940 Act.

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Limited Liability for Shareholders.  Under the Delaware Statutory Trust Act, shareholders of the Funds are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under the Delaware General Corporation Law.

Boards of Trustees.  Pursuant to the Delaware Statutory Trust Act and the Trust Instrument, the responsibility for the general oversight of each Fund is vested in its Board, which, among other things, is empowered by the Trust Instrument to elect officers and provide for the compensation of agents, consultants and other professionals to assist and advise in management of the Funds.  Pursuant to the Trust Instrument, no Trustee shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for an act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Inspection Rights.  Each Fund provides shareholders certain inspection rights of its books and records, to at least the extent required by applicable law.

VOTING INFORMATION

How many votes are necessary to approve the Plan?

A 1940 Act Majority Vote, as defined herein, of the outstanding shares of the All Cap Value Fund is required to approve the Plan.  Each All Cap Value Fund shareholder will be entitled to one vote for each full share, and a proportionate fractional vote for each fractional share, of the All Cap Value Fund held at the close of business on December 10, 2015 (the “Record Date”).  If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitation of proxies.

Forty percent (40%) of the All Cap Value Fund’s outstanding shares entitled to vote in person or by proxy as of the Record Date shall be a quorum for the transaction of business at the Meeting.  Under relevant state law and the All Cap Value Fund’s Trust Instrument, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as votes present at the Meeting; abstentions and broker non-votes, however, will not be treated as votes cast at such Meeting.  Thus, under the Trust Instrument, abstentions and broker non-votes, therefore, will be included for purposes of determining whether a quorum is present but will have the same effect as a vote against the Plan.  However, it is the Trust’s understanding that because broker-dealers, in the absence of specific authorization from their customers, will not have discretionary authority to vote any shares held beneficially by their customers on the single matter expected to be presented at the Meeting with respect to the All Cap Value Fund, there are unlikely to be any “broker non-votes” at the Meeting.

How do I ensure my vote is accurately recorded?

You can vote in any one of four ways:

•   By mail, with the enclosed proxy card;

•   In person at the Meeting;

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•      By telephone; or

•      Through the Internet.

A proxy card is, in essence, a ballot.  When you vote your proxy, it tells us how you want to vote on important issues relating to the All Cap Value Fund.  If you simply sign, date and return the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.  If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it at the Meeting.

May I revoke my proxy?

You may revoke your proxy at any time before it is voted by sending a written notice to the All Cap Value Fund expressly revoking your proxy, by signing and forwarding to the All Cap Value Fund a later-dated proxy card that is received at or prior to the Meeting, or by attending the Meeting and voting in person.  If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

What other matters will be voted upon at the Meeting?

The Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement.  It is not aware of any other matters to be brought before the Meeting by others.  If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

Who is entitled to vote?

Shareholders of record of the All Cap Value Fund on the Record Date will be entitled to vote at the Meeting.  The following table shows the number of shares of each class and the total number of outstanding shares of each class of the All Cap Value Fund as of the Record Date:

Class	Shares Outstanding
Class A
Class C
Class R
Advisor Class
Total

How will proxies be solicited?

____________, a professional proxy solicitation firm (the “Solicitor”), has been engaged to assist in the solicitation of proxies, at an estimated cost of approximately $_______.  The All Cap Value Fund expects that the solicitation will be primarily by mail.  As the date of the Meeting approaches, however, certain All Cap Value Fund shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received.  Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the All Cap Value Fund.  Proxies that are obtained telephonically will be recorded in accordance with the procedures set forth below.  The Trust believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

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In all cases where a telephonic proxy is solicited, the Solicitor representative is required to ask for each shareholder’s full name and address and to confirm that the shareholder has received the proxy materials in the mail or by other acceptable means.  If the shareholder is a corporation or other entity, the Solicitor representative is required to ask for the person’s title and for confirmation that the person is authorized to direct the voting of the shares.  If the information solicited agrees with the information provided to the Solicitor, then the Solicitor representative may ask for the shareholder’s instructions on the proposal described in this Prospectus/Proxy Statement.  Although the Solicitor representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than by reading any recommendation set forth in this Prospectus/Proxy Statement.  The Solicitor representative will record the shareholder’s instructions on the proxy card.  Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Meeting, but does not wish to give a proxy by telephone or over the Internet, the shareholder may submit the proxy card originally sent with this Prospectus/Proxy Statement or attend in person.

The All Cap Value Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record.  The All Cap Value Fund may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation.  In addition, certain officers and representatives of the Trust or its affiliates, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram, or personally.

The All Cap Value Fund expects that, before the Meeting, broker-dealer firms holding shares of the All Cap Value Fund in “street name” for their customers will request voting instructions from their customers and beneficial owners.  If these instructions are not received by the date specified in the broker-dealer firms’ proxy solicitation materials, the All Cap Value Fund understands that current New York Stock Exchange rules do not permit the broker-dealers to vote on the Plan, on behalf of their customers and beneficial owners.  Certain broker-dealers may exercise discretion over shares held in their name for which no instructions are received by voting these shares in the same proportion as they vote shares for which they received instructions.

Are there dissenters’ rights?

If the Transaction is approved at the Meeting, shareholders of the All Cap Value Fund will not have the right to dissent and obtain payment of the fair value of their shares because the All Cap Value Fund’s Trust Instrument provides that no shareholder is entitled, as a matter of right, to relief as a dissenting shareholder in respect of any proposal or action involving the All Cap Value Fund.  Shareholders of the All Cap Value Fund, however, will be able to redeem or exchange shares of the All Cap Value Fund at NAV (subject to any applicable CDSC) until the closing date of the Transaction.  After the closing date, shareholders may redeem the Small Cap Value Fund Shares or exchange them for shares of certain other funds in Franklin Templeton Investments.  Redemptions are subject to the terms and conditions in the prospectus of the respective Fund.

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PRINCIPAL HOLDERS OF SHARES

As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of either Fund.

From time to time, the number of Fund shares held in “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.  To the knowledge of the Funds, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of either Fund as of the Record Date, except as listed in Exhibit B to this Prospectus/Proxy Statement.  Upon completion of the Transaction, it is not expected that those persons disclosed in Exhibit B as owning 5% or more of the All Cap Value Fund’s outstanding Class A, Class C, Class R, or Advisor Class shares will own in excess of 5% of the then outstanding shares of such classes of the Small Cap Value Fund upon completion of the Transaction.

SHAREHOLDER PROPOSALS

Neither the All Cap Value Fund nor the Small Cap Value Fund is required to hold, and neither intends to hold, regular annual meetings of shareholders.  A shareholder who wishes to submit a proposal for consideration for inclusion in the All Cap Value Fund’s proxy statement for the next meeting of shareholders (if any) should send a written proposal to the All Cap Value Fund’s offices at One Franklin Parkway, San Mateo, CA 94403-1906, Attention: Secretary, so that it is received within a reasonable time in advance of such meeting in order to be included in the All Cap Value Fund’s proxy statement and proxy card relating to that meeting and presented at the meeting.  A shareholder proposal may be presented at a meeting of shareholders only if such proposal concerns a matter that may be properly brought before the meeting under applicable federal proxy rules, state law, and other governing instruments.

Submission of a proposal by a shareholder does not guarantee that the proposal will be included in the All Cap Value Fund’s proxy statement or presented at the meeting.

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ADJOURNMENT

The holders of a majority of the shares present (in person or by proxy) and entitled to vote with respect to the All Cap Value Fund at the Meeting, whether or not a quorum is present, or the chairperson of the Board, the president of the Trust (in the absence of the chairperson of the Board), or any vice president or other authorized officer of the Trust (in the absence of the president) may adjourn the Meeting.  Such authority to adjourn the Meeting may be used for any reason whatsoever, including to allow time for further solicitation of proxies.  Any adjournment will not delay or otherwise affect the effectiveness and validity of any business transacted at the Meeting prior to adjournment and any business may be transacted at the adjourned meeting that might have been transacted at the Meeting.  The persons designated as proxies may use their discretionary authority to vote as instructed by management of the All Cap Value Fund on questions of adjournment.  If the Meeting is adjourned to another time or place, written notice need not be given of the adjourned meeting if the time and place is announced at the Meeting, unless a new record date is fixed or unless the adjournment is for more than sixty days after the date of the original meeting.

By Order of the Board of Trustees,

Steven J. Gray

Secretary

December ___, 2015

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GLOSSARY

Useful Terms and Definitions

1940 Act—The Investment Company Act of 1940, as amended.

1940 Act Majority Vote — The affirmative vote of the lesser of: (i) a majority of the outstanding shares of the All Cap Value Fund, or (ii) 67% or more of the outstanding shares of the All Cap Value Fund present at or represented by proxy at the Meeting if the holders of more than 50% of the outstanding shares of the All Cap Value Fund are present or represented by proxy.

CDSC — Contingent deferred sales charge.

Distributors — Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

FASL — Franklin Advisory Services, LLC, the investment manager for the Funds.

FRI — Franklin Resources, Inc., One Franklin Parkway, San Mateo, CA 94403-1906.

FT Services — Franklin Templeton Services, LLC, the administrator for the Funds.  FT Services is an indirect, wholly owned subsidiary of FRI and is an affiliate to each Fund’s investment manager and principal underwriter.

Independent Trustees — The Trustees who are not “interested persons” of a Fund, as such term is defined in the 1940 Act.

IRS — U.S. Internal Revenue Service.

Meeting — The Special Meeting of Shareholders of the All Cap Value Fund concerning approval of the Plan.

Net Asset Value (NAV) — The net asset value of a mutual fund is determined by deducting a fund’s liabilities from the total assets of the portfolio.  The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

Plan—The Plan of Reorganization adopted by the Trust on behalf of the All Cap Value Fund and the Small Cap Value Fund.

SAI — Statement of Additional Information, a document that supplements information found in a mutual fund’s prospectus.

SEC — U.S. Securities and Exchange Commission.

The Trust — Franklin Value Investors Trust, the registered investment company of which both the All Cap Value Fund and the Small Cap Value Fund are a series.

Transaction — The proposed transaction contemplated by the Plan.

U.S.— The United States of America.

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EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

A.  Form of Plan of Reorganization

B.  Principal Holders of Securities

C.  Prospectus of the Franklin All Cap Value Fund and the Franklin Small Cap Value Fund dated March 1, 2015, as amended as of November 2, 2015 (enclosed)

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EXHIBIT A

FORM OF PLAN OF REORGANIZATION

THIS PLAN OF REORGANIZATION (the “Plan”), is made as of this __ day of ________, 2016, by Franklin Value Investors Trust (“FVIT”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, the Franklin All Cap Value Fund (“All Cap Value Fund”) and the Franklin Small Cap Value Fund (“Small Cap Value Fund”) (together, the “Funds” and, individually, a “Fund”).  Franklin Advisory Services, LLC, a Delaware limited liability company, joins this Plan solely for purposes of Section 8.

PLAN OF REORGANIZATION

The reorganization (hereinafter referred to as the “Reorganization”) will consist of (i) the acquisition by FVIT, on behalf of Small Cap Value Fund, of substantially all of the property, assets and goodwill of All Cap Value Fund in exchange solely for full and fractional Class A, Class C, Class R and Advisor Class shares of beneficial interest, with no par value, of Small Cap Value Fund (“Small Cap Value Fund Shares”); (ii) the distribution of Small Cap Value Fund Shares to the holders of Class A, Class C, Class R and Advisor Class shares of beneficial interest, with no par value, of All Cap Value Fund (the “All Cap Value Fund Shares”), respectively, according to their respective interests in All Cap Value Fund in complete liquidation of All Cap Value Fund; and (iii) the dissolution of All Cap Value Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the “Closing”), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

AGREEMENT

In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, FVIT covenants and agrees as follows:

1.  Sale and Transfer of Assets, Liquidation and Dissolution of All Cap Value Fund.

(a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery by Small Cap Value Fund of the number of Small Cap Value Fund Shares hereinafter provided, FVIT, on behalf of All Cap Value Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to Small Cap Value Fund all of All Cap Value Fund’s then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay 25% of the costs and expenses of carrying out the Reorganization in accordance with Section 8 of the Plan, (including, but not limited to, fees of counsel and accountants, and expenses of All Cap Value Fund’s liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on All Cap Value Fund’s books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to the Closing Date and through the final taxable year ending with All Cap Value Fund’s complete liquidation; and (iii) pay such contingent liabilities, if any, as the officers of FVIT, on behalf of All Cap Value Fund, shall reasonably deem to exist against All Cap Value Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on All Cap Value Fund’s books (such assets hereinafter “Net Assets”).  Small Cap Value Fund shall not assume any liability of All Cap Value Fund, whether accrued or contingent, known or unknown, and FVIT, on behalf of All Cap Value Fund, shall use its reasonable best efforts to discharge all of the known liabilities of All Cap Value Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

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(b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FVIT, on behalf of Small Cap Value Fund, agrees at the Closing to deliver to All Cap Value Fund the number of Small Cap Value Fund Shares, determined by dividing the net asset value per share of each Class A, Class C, Class R and Advisor Class shares of All Cap Value Fund by the net asset value per share each of Class A, Class C, Class R and Advisor Class shares of Small Cap Value Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, Class R and Advisor Class shares, respectively, of All Cap Value Fund as of 1:00 p.m., Pacific time, on the Closing Date.  The Small Cap Value Fund Shares delivered to All Cap Value Fund at the Closing shall have an aggregate net asset value equal to the value of All Cap Value Fund’s Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

(c) Immediately following the Closing, All Cap Value Fund shall distribute the Small Cap Value Fund Shares received by All Cap Value Fund pursuant to this Section 1 pro rata to All Cap Value Fund’s shareholders of record, based upon their respective holdings of All Cap Value Fund, as of the close of business on the Closing Date.  Such distribution shall be accomplished by the establishment of accounts on the share records of Small Cap Value Fund of the type and in the amounts due such shareholders based on their respective holdings in All Cap Value Fund as of the close of business on the Closing Date.  Fractional Small Cap Value Fund Shares shall be carried to the third decimal place.  As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing All Cap Value Fund Shares shall be entitled to surrender the same to the transfer agent for Small Cap Value Fund in exchange for the number of Small Cap Value Fund Shares of the same class into which the All Cap Value Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted.  Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented All Cap Value Fund Shares shall be deemed for all Small Cap Value Fund purposes to evidence ownership of the number of Small Cap Value Fund Shares into which the All Cap Value Fund Shares (which prior to the Closing were represented thereby) have been converted.  Certificates for Small Cap Value Fund Shares shall not be issued, unless specifically requested by a shareholder.  After the distribution, All Cap Value Fund shall be dissolved.

(d) At the Closing, each shareholder of record of All Cap Value Fund as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 7(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of All Cap Value Fund that such person had on such Distribution Record Date.

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(e) All books and records relating to All Cap Value Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to Small Cap Value Fund from and after the date of the Plan, and shall be turned over to Small Cap Value Fund on or prior to the Closing.

2.  Valuation.

(a) The net asset value of Small Cap Value Fund Shares and All Cap Value Fund Shares and the value of All Cap Value Fund’s Net Assets to be acquired by Small Cap Value Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date, unless on such date: (i) the New York Stock Exchange (“NYSE”) is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a “Market Disruption”).  The net asset value per share of Small Cap Value Fund Shares and All Cap Value Fund Shares and the value of All Cap Value Fund’s Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent prospectus of Small Cap Value Fund and All Cap Value Fund, as amended or supplemented, except that the net asset value per share of All Cap Value Fund shall be carried to the fourth decimal place.

(b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Small Cap Value Fund Shares or All Cap Value Fund Shares or the value of All Cap Value Fund’s Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

(c) All computations of value regarding the net asset value of Small Cap Value Fund Shares and All Cap Value Fund Shares and the value of All Cap Value Fund’s Net Assets shall be made by the administrator to the Funds.

3.  Closing and Closing Date.

The Closing shall take place at the principal office of FVIT at 1:00 p.m., Pacific time, on April 1, 2016 or such later date as the officers of FVIT may determine (the “Closing Date”).  FVIT, on behalf of All Cap Value Fund, shall have provided for delivery as of the Closing those Net Assets of All Cap Value Fund to be transferred to the account of Small Cap Value Fund’s custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286.  FVIT, on behalf of All Cap Value Fund, shall deliver at the Closing a list of names and addresses of the holders of record of each class of All Cap Value Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific time, on the Closing Date.  FVIT, on behalf of Small Cap Value Fund, shall provide evidence that such Small Cap Value Fund Shares have been registered in an account on the books of Small Cap Value Fund in such manner as the officers of FVIT may reasonably request.

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4.  Representations and Warranties by FVIT on behalf of Small Cap Value Fund and All Cap Value Fund.

FVIT, on behalf of Small Cap Value Fund and All Cap Value Fund, represents and warrants that:

(a) Each Fund is a series of FVIT, which was originally organized as a Massachusetts business trust on September 11, 1989, and was reorganized as a Delaware statutory trust effective on November __, 2015.  FVIT is validly existing under the laws of the State of Delaware.  FVIT is duly registered under the 1940 Act as an open-end, management investment company and each Fund’s shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933 (the “1933 Act”), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

(b) FVIT is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund, each outstanding share of which is, and each share of Small Cap Value Fund when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights.  FVIT currently issues shares of six series, including the Funds.  Small Cap Value Fund currently is divided into five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class shares of beneficial interest of which Class A, Class C, Class R and Advisor Class represent Small Cap Value Fund Shares.  All Cap Value Fund currently is divided into four classes of Shares: Class A, Class C, Class R and Advisor Class shares of beneficial interest.  No shareholder of either Fund shall have any option, warrant or preemptive right of subscription or purchase with respect to All Cap Value Fund Shares or Small Cap Value Fund Shares.

(c) The financial statements appearing in each Fund’s Annual Report to Shareholders for the fiscal year ended October 31, 2015, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements, fairly present the financial position of each Fund as of their respective dates and the results of each Fund’s operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

(d) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of such Fund.

(e) FVIT, on behalf of each Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended, or By-laws, as amended, or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by FVIT, on behalf of either Fund, of the transactions contemplated by the Plan, except for the registration of Small Cap Value Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder.  All Cap Value Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by All Cap Value Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due from or payable by All Cap Value Fund.

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(f) FVIT has elected to treat each Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Each Fund is a “fund” as defined in Section 851(g)(2) of the Code.  Each Fund has qualified as a RIC for each taxable year since its inception and that has ended prior to the Closing Date, and, with respect to All Cap Value Fund, will have satisfied the requirements of Part I of Subchapter M of the Code to maintain such qualification for the period beginning on the first day of its current taxable year and ending on the Closing Date, and, with respect to Small Cap Value Fund, intends to continue to qualify as a RIC after the Closing Date.  Neither Fund has had any earnings and profits accumulated in any taxable year to which the provisions of Subchapter M of the Code (or the corresponding provisions of prior law) did not apply.  Consummation of the transactions contemplated by the Plan will not cause either Fund to fail to be qualified as a RIC as of the Closing Date.

(g) Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(h) Neither Fund has any unamortized or unpaid organizational fees or expenses.

(i) All information to be furnished by either Fund for use in preparing any prospectus, proxy statement and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete.

(j) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) hereof and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

(k) There is no inter-corporate indebtedness existing between All Cap Value Fund and Small Cap Value Fund that was issued, acquired, or will be settled at a discount.

(l) The registration statement on Form N-14 referred to in Section 6(h) hereof (the “Registration Statement”), and any prospectus or statement of additional information of Small Cap Value Fund or All Cap Value Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement, or any such prospectus or statement of additional information or supplement thereto, on the effective and clearance dates of the Registration Statement, on the date of the special meeting of All Cap Value Fund’s shareholders to vote on the Plan (the “Special Meeting”) and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

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(m) Since October 31, 2015, there has not been any material adverse change in either Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

(n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by FVIT, on behalf of each Fund, of the transactions contemplated by the Plan, except as may otherwise be required under federal or state securities laws or the rules and regulations thereunder.

(o) As of the Closing Date, All Cap Value Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of All Cap Value Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

(p) There is no material suit, judicial action, or legal or administrative proceeding pending or threatened against FVIT.  FVIT, on behalf of either Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Small Cap Value Fund’s or All Cap Value Fund’s business or their ability to consummate the transactions herein contemplated.

(q) The execution, delivery, and performance of the Plan have been duly authorized by all necessary action of FVIT’s Board of Trustees, subject to approval of All Cap Value Fund’s shareholders.

(r) On the Closing Date, all material Returns (as defined below) of each Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be true, correct and complete in all material respects, and all Taxes (as defined below) shown as due or claimed to be due by any government entity shall have been paid or provision has been made for the payment thereof.  To FVIT’s knowledge, no such Return is currently under audit by any Federal, state, local or foreign Tax authority; no assessment has been asserted with respect to such Returns; there are no levies, liens or other encumbrances on either Fund or its assets resulting from the non-payment of any Taxes; no waivers of the time to assess any such Taxes are outstanding nor are any written requests for such waivers pending; and adequate provision has been made in each Fund’s financial statements for all Taxes in respect of all periods ended on or before the date of such financial statements.  As used in the Plan, “Tax” or “Taxes” means any tax, governmental fee or other like assessment or charge of any kind whatsoever (including, but not limited to, withholding on amounts paid to or by any person), together with any interest, penalty, additional tax or additional amount imposed by any governmental authority (domestic or foreign) responsible for the imposition of any such tax.  “Return” means reports, returns, information returns, elections, agreements, declarations, or other documents of any nature or kind (including any attached schedules, supplements and additional or supporting material) filed or required to be filed with respect to Taxes, including any claim for refund, amended return or declaration of estimated Taxes (and including any amendments with respect thereto).

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5.  Further Representations and Warranties by FVIT, on behalf of All Cap Value Fund.

FVIT represents and warrants that:

(a) The statement of assets and liabilities to be furnished by FVIT, on behalf of All Cap Value Fund, as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of Small Cap Value Fund Shares to be issued pursuant to Section 1 of the Plan, will accurately reflect the All Cap Value Fund’s Net Assets and outstanding shares, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(b) At the Closing, FVIT, on behalf of All Cap Value Fund, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(c)            FVIT, on behalf of All Cap Value Fund, will declare and pay or cause to be paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of the All Cap Value Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); and (ii) all of All Cap Value Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

6.  Covenants of FVIT.

(a) FVIT, on behalf of each Fund, covenants to operate each Fund’s respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise Taxes.

(b) FVIT, on behalf of All Cap Value Fund, undertakes that it will not acquire Small Cap Value Fund Shares for the purpose of making distributions thereof to anyone other than All Cap Value Fund’s shareholders.

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(c) FVIT, on behalf of All Cap Value Fund, undertakes that, if the Plan is consummated, All Cap Value Fund will liquidate and dissolve.

(d) FVIT, on behalf of each Fund, agrees that, by the Closing, all of the federal and other Tax Returns required by law to be filed on or before such date shall have been filed, and either all federal and other Taxes shown as due on said Returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such Taxes.

(e) FVIT, on behalf of the All Cap Value Fund, shall provide at the Closing:

(1)        A statement of the respective tax basis and holding period of all investments to be transferred by the All Cap Value Fund to the Small Cap Value Fund.

(2)        A copy (which may be in electronic form) of the All Cap Value Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with FVIT, with respect to each shareholder, and such information as the Small Cap Value Fund may reasonably request concerning All Cap Value Fund shares or All Cap Value Fund shareholders in connection with All Cap Value Fund’s cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Treasury (“Treasury Regulations”) following the Closing for all of the shareholders of record of the All Cap Value Fund’s shares as of the close of business on the day of valuation as described in Section 2, who are to become holders of the Small Cap Value Fund as a result of the transfer of assets that is the subject of this Plan (the “Target Fund Shareholder Documentation”).

(3)        A copy of any other Tax books and records of the All Cap Value Fund necessary for purposes of preparing any Tax Returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the All Cap Value Fund after the Closing.

(4)        If requested by the Small Cap Value Fund, all FASB ASC 740-10-25 (formerly, FIN 48) work papers and supporting statements pertaining to the All Cap Value Fund.

(f) As promptly as practicable, but in any case within sixty days after the date of Closing, FVIT, on behalf of All Cap Value Fund, shall furnish Small Cap Value Fund, in such form as is reasonably satisfactory to Small Cap Value Fund, a statement of the earnings and profits of All Cap Value Fund for federal income tax purposes that will be carried over by Small Cap Value Fund as a result of Section 381 of the Code.

(g) As of the Closing, FVIT, on behalf of All Cap Value Fund, shall have called, and FVIT shall have held, a Special Meeting of All Cap Value Fund’s shareholders to consider and vote upon the Plan and FVIT shall have taken all other actions reasonably necessary to obtain approval of the transactions contemplated herein.  FVIT shall have mailed to each shareholder of record of All Cap Value Fund entitled to vote at the Special Meeting at which action on the Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the “Prospectus/Proxy Statement”).

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(h) FVIT, on behalf of Small Cap Value Fund, has filed the Registration Statement with the Securities and Exchange Commission (“SEC”) and used its best efforts to provide that the Registration Statement became effective as promptly as practicable.  At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.  At the time the Registration Statement became effective, at the time of the Special Meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

(i) Subject to the provisions of the Plan, FVIT, on behalf of each Fund, shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

(j) FVIT, on behalf of All Cap Value Fund, shall deliver to Small Cap Value Fund, at the Closing Date, confirmation or other adequate evidence as to the Tax costs and holding periods of the assets and property of All Cap Value Fund transferred to Small Cap Value Fund in accordance with the terms of the Plan.

(k) FVIT, on behalf of each Fund, intends that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  FVIT, on behalf of each Fund, shall not take any action or cause any action to be taken (including, without limitation the filing of any Tax Return) that is inconsistent with such treatment or results in the failure of such Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

7.  Conditions Precedent to be Fulfilled by FVIT.

The consummation of the Plan hereunder shall be subject to the following respective conditions:

(a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

(b) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act.  And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

# 1402080  v. 6

(c) That the Plan and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of All Cap Value Fund at a meeting or any adjournment thereof.

(d) FVIT, on behalf of All Cap Value Fund, shall have declared and paid or cause to have been paid a dividend or dividends prior to the Closing Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (i) all of All Cap Value Fund’s investment company taxable income for the taxable year ended prior to the Closing Date and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid); (ii) all of All Cap Value Fund’s net capital gain recognized in its taxable year ended prior to the Closing Date and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of All Cap Value Fund or Small Cap Value Fund.

(f) That there shall be delivered to FVIT an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to FVIT, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of FVIT with regard to matters of fact:

(1) The acquisition by Small Cap Value Fund of substantially all the assets of All Cap Value Fund as provided for herein in exchange solely for Small Cap Value Fund Shares followed by the distribution by All Cap Value Fund to its shareholders of Small Cap Value Fund Shares in complete liquidation of All Cap Value Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and All Cap Value Fund and Small Cap Value Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by All Cap Value Fund upon the transfer of substantially all of its assets to Small Cap Value Fund in exchange solely for voting shares of Small Cap Value Fund under Sections 361(a) and 357(a) of the Code;

(3) No gain or loss will be recognized by Small Cap Value Fund upon the receipt by it of substantially all of the assets of All Cap Value Fund in exchange solely for voting shares of Small Cap Value Fund under Section 1032(a) of the Code;

# 1402080  v. 6

(4) No gain or loss will be recognized by All Cap Value Fund upon the distribution of Small Cap Value Fund Shares to its shareholders in complete liquidation of All Cap Value Fund (in pursuance of the Plan) under Section 361(c)(1) of the Code;

(5) The tax basis of the assets of All Cap Value Fund received by Small Cap Value Fund will be the same as the tax basis of these assets in the hands of the All Cap Value Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of All Cap Value Fund received by Small Cap Value Fund will include the periods during which such assets were held by All Cap Value Fund under Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of All Cap Value Fund upon the exchange of their shares in All Cap Value Fund solely for voting shares of Small Cap Value Fund, including fractional shares to which they may be entitled, under Section 354(a) of the Code;

(8) The tax basis of Small Cap Value Fund Shares received by the shareholders of All Cap Value Fund (including fractional shares to which they may be entitled) will be the same as the tax basis of the All Cap Value Fund Shares exchanged therefor under Section 358(a)(1) of the Code;

(9) The holding period of Small Cap Value Fund Shares received by shareholders of All Cap Value Fund (including fractional shares to which they may be entitled) will include the holding period of All Cap Value Fund Shares surrendered in exchange therefor, provided that the shareholder held the All Cap Value Fund Shares as a capital asset on the effective date of the Reorganization under Section 1223(1) of the Code; and

(10) Small Cap Value Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of All Cap Value Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the All Cap Value Fund, Small Cap Value Fund, or any Shareholder of All Cap Value Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

(g) That there shall be delivered to FVIT an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to FVIT, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors’ rights:

# 1402080  v. 6

(1) All Cap Value Fund and Small Cap Value Fund are each a series of FVIT and that FVIT is a validly existing statutory trust in good standing under the laws of the State of Delaware;

(2) FVIT is an open-end investment company of the management type registered as such under the 1940 Act;

(3) The consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FVIT, on behalf of each Fund;

(4) FVIT, on behalf of each Fund, is authorized to issue an unlimited number of shares of beneficial interest, without par value; and

(5) Small Cap Value Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by FVIT, on behalf of Small Cap Value Fund.

In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of FVIT with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FVIT.

(h) That Small Cap Value Fund’s Prospectus contained in the Registration Statement with respect to Small Cap Value Fund Shares to be delivered to All Cap Value Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That Small Cap Value Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Small Cap Value Fund Shares lawfully to be delivered to each holder of All Cap Value Fund Shares.

(j) FVIT, on behalf of the All Cap Value Fund will provide the Small Cap Value Fund with (1) a statement of the respective tax basis and holding period of all investments to be transferred by the All Cap Value Fund to the Small Cap Value Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by FVIT, on behalf of the Small Cap Value Fund, all workpapers and supporting statements related to ASC 740-10-25 (formerly, FIN 48) pertaining to the All Cap Value Fund, (4) the Tax books and records of the All Cap Value Fund for purposes of preparing any Returns required by law to be filed for Tax periods ending after the Closing Date, and (5) a statement of earnings and profits as provided in Section 6(f).

8.  Expenses.

The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will pay 25% of the costs of the Reorganization.  Franklin Advisory Services, LLC, the investment manager for each Fund, will pay 50% of the costs of the Reorganization.

# 1402080  v. 6

9.  Termination; Postponement; Waiver; Order.

(a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior (whether before or after approval thereof by the shareholders of All Cap Value Fund) to the Closing, or the Closing may be postponed by FVIT, on behalf of either Fund, if any condition of its obligations set forth in Section 7 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met.

(b) If the transactions contemplated by the Plan have not been consummated by December 31, 2016, the Plan shall automatically terminate on that date, unless a later date is set by officers of FVIT.

(c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither FVIT, All Cap Value Fund nor Small Cap Value Fund, nor their trustees, officers, or agents or the shareholders of All Cap Value Fund or Small Cap Value Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 8 hereof.

(d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by FVIT if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders.

(e) The representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither FVIT, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

(f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of FVIT, on behalf of either Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of All Cap Value Fund; provided that, if such term or condition would result in a change in the method of computing the number of Small Cap Value Fund Shares to be issued to All Cap Value Fund, and such term or condition had not been included in the Prospectus/Proxy Statement or other proxy solicitation material furnished to the shareholders of All Cap Value Fund prior to the Special Meeting, the Plan shall not be consummated and shall terminate unless All Cap Value Fund promptly calls a special meeting of the shareholders of All Cap Value Fund at which such condition shall be submitted for approval.

10.  Final Tax Returns and Forms 1099 of All Cap Value Fund; Reporting responsibility.

# 1402080  v. 6

(a) After the Closing Date, FVIT, on behalf of the All Cap Value Fund, shall or shall cause its agents to prepare any federal, state or local Tax Returns, including any Forms 1099, required to be filed by FVIT with respect to the All Cap Value Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax Returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any reporting responsibility of FVIT, on behalf of the All Cap Value Fund, is and shall remain the responsibility of the All Cap Value Fund, up to and including the Closing Date, and such later date on which the All Cap Value Fund is terminated including, without limitation, responsibility for (i) preparing and filing Tax Returns relating to Tax periods ending on or prior to the date of Closing (whether due before or after the Closing); and (ii)  preparing and filing other documents with the SEC, any state securities commission, and any Federal, state or local Tax authorities or any other relevant regulatory authority, except as otherwise mutually agreed by the parties.

11.  Liability of FVIT.

It is acknowledged and agreed that all obligations of FVIT under the Plan with respect to a Fund are binding only with respect to that Fund; shall be discharged only out of the assets of such Fund, that no other series of FVIT shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither FVIT nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of FVIT or a Fund, the trustees, officers, employees or agents of FVIT, or any of them.

12.  Entire Agreement and Amendments.

The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for.  The Plan may be amended only by mutual consent of the parties in writing.  Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

13.  Counterparts.

The Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

14.  Governing Law.

The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

[Signature Page Follows]

# 1402080  v. 6

IN WITNESS WHEREOF, FVIT, on behalf of All Cap Value Fund, and on behalf of Small Cap Value Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

FRANKLIN INVESTORS SECURITIES TRUST, on behalf of FRANKLIN SMALL CAP VALUE FUND

By:	Name: Steven J. Gray Title: Vice President and Secretary

FRANKLIN INVESTORS SECURITIES TRUST, on behalf of FRANKLIN ALL CAP VALUE FUND

By:	Name: Steven J. Gray Title: Vice President and Secretary

With respect to Section 8 of the Plan only: FRANKLIN ADVISORY SERVICES, LLC

By:	Name: [____] Title: [____]

# 1402080  v. 6

EXHIBIT B – PRINCIPAL HOLDERS OF SECURITIES

Name and Address	Share Class	Percentage (%)
All Cap Value Fund

Small Cap Value Fund

EXHIBIT C – PROSPECTUS (enclosed)

FRANKLIN ALL CAP VALUE FUND
FRANKLIN SMALL CAP VALUE FUND

PROSPECTUS DATED MARCH 1, 2015, AS AMENDED NOVEMBER 2, 2015

The prospectus of the Franklin All Cap Value Fund and the Franklin Small Cap Value Fund dated March 1, 2015, as amended November 2, 2015, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of the Franklin All Cap Value Fund and is incorporated by reference from the electronic filing on Form N-1A made by Franklin Value Investors Trust on February 26, 2015, under Accession No. 0001379491-15-000165, as supplemented by the electronic filings on March 16, 2015 under Accession No. 0001535538-15-000020 and amended by the electronic filing on October 30, 2015 Accession No. 0000856119-15-000036.

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PLEASE DETACH AT PERFORATION BEFORE MAILING.

PROXY                                                                                                                                                                                 PROXY

FRANKLIN ALL CAP VALUE FUND

a series of Franklin Value Investors Trust

SPECIAL MEETING OF SHAREHOLDERS

March 11, 2016

The undersigned hereby revokes all previous proxies for his/her shares of the Franklin All Cap Value Fund (the “All Cap Value Fund”) and appoints Craig S. Tyle, Alison Baur, Steven J. Gray, Karen L. Skidmore and Lori A. Weber, and each of them, proxies of the undersigned with full power of substitution to vote all shares of the All Cap Value Fund that the undersigned is entitled to vote at the All Cap Value Fund’s Special Meeting of Shareholders (“Meeting”) to be held at 55 Challenger Road, Ridgefield Park, New Jersey 07660 at 11:00 a.m., Eastern time on March 11, 2016 including any postponements or adjournments thereof, upon the matter set forth below and instructs them to vote upon any other matters that may properly be acted upon at the Meeting.

This proxy is solicited on behalf of the Board of Trustees of the Franklin Value Investors Trust on behalf of the All Cap Value Fund.  It will be voted as specified.  If no specification is made, this proxy shall be voted FOR the proposal to approve a plan of reorganization involving the reorganization of the All Cap Value Fund into the Franklin Small Cap Value Fund.  If any other matters properly come before the Meeting to be voted on, the proxy holders will vote, act and consent on those matters in accordance with the views of management.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY.  THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

[VOTE VIA THE INTERNET:

www.franklintempleton.com

VOTE VIA THE TELEPHONE: 1-866-241-6192

CONTROL NUMBER: 999 9999 9999 999]

Note:  Please sign exactly as your name appears on the proxy.  If signing for estates, trusts or corporations, your title or capacity should be stated.  If shares are held jointly, one or more joint owners should sign personally.

___________________________________

Signature

___________________________________

Signature (if held jointly)

___________________________________

Date

(Please see reverse side)

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

PLEASE SIGN, DATE AND RETURN YOUR PROXY TODAY

Please detach at perforation before mailing.

--------------------------------------------------------------------------------------

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL 1.

Please mark votes as in this example:  [X]

	FOR	AGAINST	ABSTAIN
1. To approve a plan of reorganization between the Franklin All Cap Value Fund and the Franklin Small Cap Value Fund	☐	☐	☐

IMPORTANT:  PLEASE SIGN AND MAIL IN YOUR PROXY TODAY

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.  NO POSTAGE IS REQUIRED IF MAILED IN THE U.S.

PART B

STATEMENT OF ADDITIONAL INFORMATION

FOR

FRANKLIN SMALL CAP VALUE FUND,

a series of

FRANKLIN VALUE INVESTORS TRUST

Dated December __, 2015

Acquisition of Substantially All of the Assets of:

FRANKLIN ALL CAP VALUE FUND

(a series of Franklin Value Investors Trust)

By and in exchange for shares of

FRANKLIN SMALL CAP VALUE FUND

(a series of Franklin Value Investors Trust)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of substantially all of the assets of Franklin All Cap Value Fund (the “All Cap Value Fund”) by and in exchange for Class A, Class C, Class R, and Advisor Class shares of Franklin Small Cap Value Fund (the “Small Cap Value Fund” and with the All Cap Value Fund, collectively, the “Funds”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, is attached hereto and, except as noted below, is incorporated by reference herein (is legally considered to be part of this SAI):

1. Statement of Additional Information of the Funds dated March 1, 2015 as supplemented to date (previously filed on EDGAR, Accession No. 0001379491-15-000165, as amended by the electronic filing on October 30, 2015, Accession No. 0000856119-15-000036..

2. Annual Report of the Funds for the fiscal year ended October 31, 2014 (previously filed on EDGAR, Accession No. 0000856119-14-000034).  Only the audited financial statements and related report of the independent registered public accounting firm included in the Annual Report are incorporated herein by reference, and no other parts of the Annual Report are incorporated herein by reference.

3. Semi-Annual Report of the Funds for the semi-annual period ended April 30, 2015 (previously filed on EDGAR Accession No. 0000856119-15-000020).  Only the financial statements included in the Semi-Annual Report are incorporated herein by reference, and no other parts of the Semi-Annual Report are incorporated herein by reference.

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated December __, 2015 relating to the above-referenced transaction and the Special Meeting of Shareholders of the All Cap Value Fund that will be held on March 11, 2016.  You can request a copy of the Prospectus/Proxy Statement by calling (800) DIAL BEN®/(800) 342-5236) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the All Cap Value Fund into the Small Cap Value Fund because the net asset value of the All Cap Value Fund ($50,831,176) does not exceed ten percent of the Small Cap Value Fund’s net asset value ($2,209,389,668) as measured on October 15, 2015.

PART C

OTHER INFORMATION

Item 15.  Indemnification

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 4(a), 11(a), 12(a), 14(a) and 16(a):

(1)	Copies of the charter of the Registrant as now in effect;

(a) Agreement and Declaration of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(b) Certificate of Trust dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(2)	Copies of the existing by-laws or corresponding instruments of the Registrant;

(a) By-Laws dated December 5, 2014 Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)

Form of Plan of Reorganization of the Franklin Value Investors Trust on behalf of its series Franklin All Cap Value Fund and Franklin Small Cap Value Fund is filed herewith as Exhibit A to the Prospectus/Proxy Statement

(5)

Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)

Article III, V, VI, VIII and X of the Agreement and

Declaration of the Registration

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b) Article II, VI, VII and VIII of the By-Laws of the Registrant Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)

Form of Investment Management Agreement between Registrant on behalf of Franklin All Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b)

Form of Management Agreement between Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin Advisory  Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(c)

Form of Management Agreement between Registrant on behalf of Franklin MicroCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(d)

Form of Investment Management Agreement between Registrant on behalf of Franklin MidCap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement

on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(e)

Form of Investment Management Agreement between Registrant on behalf of Franklin Large Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(f)

Form of Investment Management Agreement between Registrant on behalf of Franklin Small Cap Value Fund and Franklin Advisory Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)

Form of Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b)

Forms of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated May 1, 2010

Filing: Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 25, 2011

(8)

Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)

Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A

File No. 33-07785

Filing Date: March 1, 1996

(b)

Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between the Registrant and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 1998

(c)

Amendment dated February 27, 1998 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 27, 2004

(d)

Amendment dated September 24, 2015 to Exhibit A of the Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: October 30, 2015

(e)

Amendment dated May 16, 2001 to Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 23 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(f)

Amendment dated September 24, 2015 to Schedule 1 of the Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and The Bank New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: October 30, 2015

(g)

Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 23 to Registration

Statement on Form N-1A

File No. 033-31326

Filing Date: December 20, 2001

(h)

Amendment dated November 19, 2014 to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(i)

Amendment dated November 19, 2014 to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between the Registrant and The Bank of New York Mellon made as of May 16, 2001

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(j)

Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Registrant:  Franklin New York Tax-Free Trust

Filing: Post-Effective Amendment No. 13 to Registration Statement -1A

File No. 033-18516

Filing Date: April 26, 2012

(k)

Amendment dated September 24, 2015 to Exhibit A of the Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996

Filing: Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: October 30, 2015

(l)

Form of Assignment of Master Custody Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and The Bank of New York Mellon

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(10)

Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin All Cap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(b)

Form of Class A Distribution Plan pursuant to 12b-1 between the Registrant on behalf of Franklin Balance Sheet Investment Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(c)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Franklin MicroCap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement

on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(d)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin MidCap Value Fund and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement

on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(e)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Large Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(f)

Form of Class A Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(g)

Form of Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Templeton Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(h)

Form of Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin MidCap Value Fund, Franklin Large Cap Value Fund and Franklin Small Cap Value Fund, and Franklin/Distributors, Inc.

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(i) Form of Multiple Class Plan for Franklin All Cap Value Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(j)

Form of Multiple Class Plan on behalf of Franklin Balance Sheet Investment Fund

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(k) Form of Multiple Class Plan on behalf of Franklin MicroCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(l) Form of Multiple Class Plan for Franklin MidCap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(m) Form of Multiple Class Plan on behalf of Franklin Large Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(n) Form of Multiple Class Plan on behalf of Franklin Small Cap Value Fund Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: September 3, 2015

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

(a) Legal Opinion dated October 30, 2015

(12)

An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by amendment

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)

Amended and Restated Subcontract for Fund Administrative Services dated February 28, 2012 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin Value Investors Trust on behalf of Franklin Balance Sheet Investment Fund, Franklin MicroCap Value Fund and Franklin Small Cap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(b)

Subcontract for Fund Administration Services dated as of May 1, 2013 and amended as of May 1, 2014 between Franklin Advisory Services, LLC and Franklin Templeton Services, LLC for Franklin All Cap Value Fund, Franklin Large Cap Value Fund and Franklin MidCap Value Fund

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(c)

Amended and Restated Transfer Agent and Shareholder Services Agreement dated June 1, 2014 between Registrant and Franklin Templeton Investor Services, LLC

Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: February 26, 2015

(d)

Form of Assignment of Transfer Agency and Shareholder Services Agreement between Franklin Value Investors Trust, a Massachusetts business trust, Franklin Value Investors Trust, a Delaware statutory trust and Franklin Templeton Investors Services, LLC

Filing: Post-Effective Amendment No. 50 to Registration Statement on Form N-1A

File No. 033-31326

Filing Date: September 3, 2015

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a) Consent of Independent Registered Public Accounting Firm

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney dated October 20, 2015

(17)	Any additional exhibits which the Registrant may wish to file.

(a) Code of Ethics dated May 1, 2013 Filing: Post-Effective Amendment No. 48 to Registration Statement on Form N-1A File No. 033-31326 Filing Date: February 26, 2015

Item 17. Undertakings

(a)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(b)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registrations statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(c)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement to be signed on its behalf of the registrant, in the City of San Mateo and the State of California, on 30th of October, 2015.

FRANKLIN VALUE INVESTORS TRUST

(Delaware statutory trust)

(Registrant)

By:   /s/Steven J. Gray

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Donald G. Taylor*
Donald G. Taylor	President, Chief Executive Officer-Investment Management Dated: October 30, 2105

Laura F. Fergerson*
Laura F. Fergerson	Chief Executive Officer-Finance and Administration Dated: October 30, 2105

Robert G. Kubilis*
Robert G. Kubilis	Chief Financial Officer and Chief Accounting Officer Dated: October 30, 2105

Edward I. Altman*
Edward I. Altman	Trustee
October 30, 2015

Ann Torre Bates*
Ann Torre Bates	Trustee Dated: October 30, 2105

Burton J. Greenwald*	Trustee
Burton J. Greenwald	Dated: October 30, 2105

Jan Hopkins Trachtman*
Jan Hopkins Trachtman	Trustee Dated: October 30, 2105

Gregory E. Johnson*
Gregory E. Johnson	Trustee
October 30, 2015

Jennifer M. Johnson*
Jennifer M. Johnson	Trustee Dated: October 30, 2105

William J. Lippman*
William J. Lippman	Trustee Dated: October 30, 2105

Keith Mitchell*	Trustee
Keith Mitchell	Dated: October 30, 2105

David W. Niemiec*
David W. Niemiec	Trustee Dated: October 30, 2105

Charles Rubens, II*
Charles Rubens, II	Trustee Dated: October 30, 2105

Robert E. Wade*
Robert E. Wade	Trustee Dated: October 30, 2105

Gregory H. Williams*
Gregory H. Williams	Trustee Dated: October 30, 2105

*By:  /s/Steven J. Gray

      Steven J. Gray

Attorney-in-Fact

(Pursuant to Power of Attorney filed herewith)

FRANKLIN VALUE INVESTORS TRUST
N-14 REGISTRATION STATEMENT
EXHIBITS INDEX

EXHIBIT NO.	DESCRIPTION	LOCATION

EX.99.11(a)	Legal Opinion dated October 30, 2015	Attached

EX.99.12(a)

Opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus

To be filed by Amendment

EX.99.14(a)	Consent of Independent Registered Public Accounting Firm	Attached

EX.99.16(a)	Powers of Attorney dated October 20, 2015	Attached